SCHWAB ANNUITY PORTFOLIOS
Schwab S&P 500 Portfolio
June 30, 2000 Semi-Annual Report

Market Overview

U.S. Economic Growth Remains Strong
April 2000 marked the beginning of the tenth year of the current economic expansion, making it the longest in U.S. history. Gross Domestic Product (GDP) grew at a real (inflation adjusted) rate of 4.6% during 1999--the fourth consecutive year at 4% or more--and 5.0% during the first half of 2000. This rate is considered by most economists and the Federal Reserve (Fed) to be in excess of what the economy can absorb without experiencing inflationary pressures--perhaps 3.5% to 4.0%. High levels of consumer spending fueled by rising incomes, personal wealth and consumer confidence, as well as strong business capital investment and a healthy housing sector have been the principal factors continuing this lengthy expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                REAL GDP GROWTH RATE
         Quarterly Percentage Change
                   (Annualized Rate)
Q1 1990                         5.0%
Q2 1990                         1.0%
Q3 1990                        -0.6%
Q4 1990                        -3.0%
Q1 1991                        -1.7%
Q2 1991                         2.6%
Q3 1991                         1.3%
Q4 1991                         2.5%
Q1 1992                         4.3%
Q2 1992                         4.0%
Q3 1992                         3.1%
Q4 1992                         5.2%
Q1 1993                        -0.7%
Q2 1993                         2.1%
Q3 1993                         1.5%
Q4 1993                         6.0%
Q1 1994                         3.6%
Q2 1994                         5.7%
Q3 1994                         2.2%
Q4 1994                         5.1%
Q1 1995                         1.5%
Q2 1995                         0.8%
Q3 1995                         3.2%
Q4 1995                         3.3%
Q1 1996                         2.9%
Q2 1996                         6.9%
Q3 1996                         2.2%
Q4 1996                         4.9%
Q1 1997                         4.9%
Q2 1997                         5.1%
Q3 1997                         4.0%
Q4 1997                         3.1%
Q1 1998                         6.7%
Q2 1998                         2.1%
Q3 1998                         3.8%
Q4 1998                         5.9%
Q1 1999                         3.7%
Q2 1999                         1.9%
Q3 1999                         5.7%
Q4 1999                         7.3%
Q1 2000                         4.8%
Q2 2000                         5.2%

Source: Bloomberg L.P.

Looking ahead, the availability of scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens in the second half of 2000. The Federal Reserve (Fed) has raised the federal funds rate by 1.75% since June 1999. Although there have been preliminary signs that the vigorous rate of economic growth may be slowing, there still may be the potential need for additional Fed rate increases either later this year, or early in 2001 following the presidential election. The consensus of most economists is that the U.S. economy appears poised for continued strong growth, albeit at lower rates than experienced in 1999.

Unemployment Continues To Be Very Low
The unemployment rate remained very low and dropped to 3.9% in April 2000, a three-decade low. Employment growth continues to exceed population growth. Reflecting a shrinking pool of available workers, labor markets continue to be extremely tight in many areas of the country and there has been some regional evidence of labor shortages driving up wages. The labor force participation rate, which measures the employment population as a percent of the total population, is at a post-war high, and the Fed has expressed its concern that a continuation of strong demand and tight labor markets may put pressure on manufacturers and service providers to raise prices.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        U.S. UNEMPLOYMENT RATE
Jan-90                    5.4%
Feb-90                    5.3%
Mar-90                    5.2%
Apr-90                    5.4%
May-90                    5.4%
Jun-90                    5.2%
Jul-90                    5.5%
Aug-90                    5.7%
Sep-90                    5.9%
Oct-90                    5.9%
Nov-90                    6.2%
Dec-90                    6.3%
Jan-91                    6.4%
Feb-91                    6.6%
Mar-91                    6.8%
Apr-91                    6.7%
May-91                    6.9%
Jun-91                    6.9%
Jul-91                    6.8%
Aug-91                    6.9%
Sep-91                    6.9%
Oct-91                    7.0%
Nov-91                    7.0%
Dec-91                    7.3%
Jan-92                    7.3%
Feb-92                    7.4%
Mar-92                    7.4%
Apr-92                    7.4%
May-92                    7.6%
Jun-92                    7.8%
Jul-92                    7.7%
Aug-92                    7.6%
Sep-92                    7.6%
Oct-92                    7.3%
Nov-92                    7.4%
Dec-92                    7.4%
Jan-93                    7.3%
Feb-93                    7.1%
Mar-93                    7.0%
Apr-93                    7.1%
May-93                    7.1%
Jun-93                    7.0%
Jul-93                    6.9%
Aug-93                    6.8%
Sep-93                    6.7%
Oct-93                    6.8%
Nov-93                    6.6%
Dec-93                    6.5%
Jan-94                    6.8%
Feb-94                    6.6%
Mar-94                    6.5%
Apr-94                    6.4%
May-94                    6.1%
Jun-94                    6.1%
Jul-94                    6.3%
Aug-94                    6.0%
Sep-94                    5.8%
Oct-94                    5.8%
Nov-94                    5.6%
Dec-94                    5.5%
Jan-95                    5.6%
Feb-95                    5.4%
Mar-95                    5.3%
Apr-95                    5.8%
May-95                    5.8%
Jun-95                    5.6%
Jul-95                    5.6%
Aug-95                    5.7%
Sep-95                    5.6%
Oct-95                    5.5%
Nov-95                    5.7%
Dec-95                    5.6%
Jan-96                    5.6%
Feb-96                    5.5%
Mar-96                    5.6%
Apr-96                    5.5%
May-96                    5.6%
Jun-96                    5.3%
Jul-96                    5.5%
Aug-96                    5.1%
Sep-96                    5.2%
Oct-96                    5.2%
Nov-96                    5.3%
Dec-96                    5.4%
Jan-97                    5.3%
Feb-97                    5.3%
Mar-97                    5.1%
Apr-97                    5.0%
May-97                    4.7%
Jun-97                    5.0%
Jul-97                    4.7%
Aug-97                    4.9%
Sep-97                    4.7%
Oct-97                    4.7%
Nov-97                    4.6%
Dec-97                    4.7%
Jan-98                    4.5%
Feb-98                    4.6%
Mar-98                    4.6%
Apr-98                    4.3%
May-98                    4.3%
Jun-98                    4.5%
Jul-98                    4.5%
Aug-98                    4.5%
Sep-98                    4.5%
Oct-98                    4.5%
Nov-98                    4.4%
Dec-98                    4.3%
Jan-99                    4.3%
Feb-99                    4.4%
Mar-99                    4.2%
Apr-99                    4.3%
May-99                    4.2%
Jun-99                    4.3%
Jul-99                    4.3%
Aug-99                    4.2%
Sep-99                    4.2%
Oct-99                    4.1%
Nov-99                    4.1%
Dec-99                    4.1%
Jan-00                    4.0%
Feb-00                    4.1%
Mar-00                    4.1%
Apr-00                    3.9%
May-00                    4.1%
Jun-00                    4.0%

Source: Bloomberg L.P.

Inflation Remains Contained, But Concerns Emerge
Virtually all measures of price inflation exhibited upward trends during the reporting period. The Consumer Price Index (CPI) rose 3.7% for the year ended June 2000. Its core rate (which excludes the more volatile food and energy components) trended up to 2.4%. The Personal Consumption Expenditures Index, a measure of inflation closely watched by the Fed, rose 2.6% for the same period. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 2.9% during the first half of 2000.

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
Schwab S&P 500 Portfolio
June 30, 2000 Semi-Annual Report

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION

            Consumer Price Index        Employment Cost Index
       12-Month Change (Monthly)  12-month Change (Quarterly)
1/90                        5.2%                         5.5%
2/90                        5.3%                         5.5%
3/90                        5.2%                         5.5%
4/90                        4.7%                         5.4%
5/90                        4.4%                         5.4%
6/90                        4.7%                         5.4%
7/90                        4.8%                         5.2%
8/90                        5.6%                         5.2%
9/90                        6.2%                         5.2%
10/90                       6.3%                         4.9%
11/90                       6.3%                         4.9%
12/90                       6.1%                         4.9%
1/91                        5.7%                         4.6%
2/91                        5.3%                         4.6%
3/91                        4.9%                         4.6%
4/91                        4.9%                         4.6%
5/91                        5.0%                         4.6%
6/91                        4.7%                         4.6%
7/91                        4.4%                         4.3%
8/91                        3.8%                         4.3%
9/91                        3.4%                         4.3%
10/91                       2.9%                         4.3%
11/91                       3.0%                         4.3%
12/91                       3.1%                         4.3%
1/92                        2.6%                         4.0%
2/92                        2.8%                         4.0%
3/92                        3.2%                         4.0%
4/92                        3.2%                         3.6%
5/92                        3.0%                         3.6%
6/92                        3.1%                         3.6%
7/92                        3.2%                         3.5%
8/92                        3.1%                         3.5%
9/92                        3.0%                         3.5%
10/92                       3.2%                         3.5%
11/92                       3.0%                         3.5%
12/92                       2.9%                         3.5%
1/93                        3.3%                         3.5%
2/93                        3.2%                         3.5%
3/93                        3.1%                         3.5%
4/93                        3.2%                         3.6%
5/93                        3.2%                         3.6%
6/93                        3.0%                         3.6%
7/93                        2.8%                         3.6%
8/93                        2.8%                         3.6%
9/93                        2.7%                         3.6%
10/93                       2.8%                         3.5%
11/93                       2.7%                         3.5%
12/93                       2.7%                         3.5%
1/94                        2.5%                         3.2%
2/94                        2.5%                         3.2%
3/94                        2.5%                         3.2%
4/94                        2.4%                         3.2%
5/94                        2.3%                         3.2%
6/94                        2.5%                         3.2%
7/94                        2.8%                         3.2%
8/94                        2.9%                         3.2%
9/94                        3.0%                         3.2%
10/94                       2.6%                         3.0%
11/94                       2.7%                         3.0%
12/94                       2.7%                         3.0%
1/95                        2.8%                         2.9%
2/95                        2.9%                         2.9%
3/95                        2.9%                         2.9%
4/95                        3.1%                         2.9%
5/95                        3.2%                         2.9%
6/95                        3.0%                         2.9%
7/95                        2.8%                         2.7%
8/95                        2.6%                         2.7%
9/95                        2.5%                         2.7%
10/95                       2.8%                         2.7%
11/95                       2.6%                         2.7%
12/95                       2.5%                         2.7%
1/96                        2.7%                         2.8%
2/96                        2.7%                         2.8%
3/96                        2.8%                         2.8%
4/96                        2.9%                         2.9%
5/96                        2.9%                         2.9%
6/96                        2.8%                         2.9%
7/96                        3.0%                         2.8%
8/96                        2.9%                         2.8%
9/96                        3.0%                         2.8%
10/96                       3.0%                         2.9%
11/96                       3.3%                         2.9%
12/96                       3.3%                         2.9%
1/97                        3.0%                         2.9%
2/97                        3.0%                         2.9%
3/97                        2.8%                         2.9%
4/97                        2.5%                         2.8%
5/97                        2.2%                         2.8%
6/97                        2.3%                         2.8%
7/97                        2.2%                         3.0%
8/97                        2.2%                         3.0%
9/97                        2.2%                         3.0%
10/97                       2.1%                         3.3%
11/97                       1.8%                         3.3%
12/97                       1.7%                         3.3%
1/98                        1.6%                         3.3%
2/98                        1.4%                         3.3%
3/98                        1.4%                         3.3%
4/98                        1.4%                         3.5%
5/98                        1.7%                         3.5%
6/98                        1.7%                         3.5%
7/98                        1.7%                         3.7%
8/98                        1.6%                         3.7%
9/98                        1.5%                         3.7%
10/98                       1.5%                         3.4%
11/98                       1.5%                         3.4%
12/98                       1.6%                         3.4%
1/99                        1.7%                         3.0%
2/99                        1.6%                         3.0%
3/99                        1.7%                         3.0%
4/99                        2.3%                         3.2%
5/99                        2.1%                         3.2%
6/99                        2.0%                         3.2%
7/99                        2.1%                         3.1%
8/99                        2.3%                         3.1%
9/99                        2.6%                         3.1%
10/99                       2.6%                         3.4%
11/99                       2.6%                         3.4%
12/99                       2.7%                         3.4%
1/00                        2.7%                         4.3%
2/00                        3.2%                         4.3%
3/00                        3.7%                         4.3%
4/00                        3.0%                         4.4%
5/00                        3.1%                         4.4%
6/00                        3.7%                         4.4%

Source: Bloomberg L.P.

Wage inflation also exhibited a marked upward trend during the reporting period. The Employment Cost Index, a measurement of the cost to employ workers, including both wages and benefits, rose 4.4% for the year ended June 2000.

Although these rates of inflation and employment cost may not be alarmingly high by historical standards, the Fed has demonstrated its resolve to keep inflation at bay both in its communications and its actions (six federal funds rate increases since June 1999). In particular, the Fed has expressed concern that if labor markets continue to tighten, increases in wages will outpace productivity growth and place additional upward pressure on prices. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 3.0% in 1999 and at a healthy 3.6% rate in the first half of 2000.

Asset Class Performance--Stock Returns Were Volatile During The Reporting Period

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CUMULATIVE TOTAL RETURNS
(% Change)

          Lehman               MSCI-EAFE                                  S&P 500
       Aggregate  -Registered Trademark-     Russell 2000  -Registered Trademark-
      Bond Index              (ND) Index  Small-Cap Index                   Index
1/00      -0.06%                  -4.56%           -3.23%                  -1.89%
1/00      -0.52%                  -2.21%            0.60%                  -0.28%
1/00      -0.68%                  -4.39%            5.82%                  -1.90%
1/00      -0.01%                  -4.83%            0.05%                  -7.42%
2/00       0.12%                  -2.85%            4.21%                  -2.99%
2/00      -0.17%                  -2.30%            6.54%                  -5.53%
2/00       0.37%                  -3.76%            8.26%                  -8.32%
2/00       1.02%                  -3.01%           10.45%                  -9.19%
3/00       1.20%                  -0.97%           18.72%                  -3.92%
3/00       1.00%                  -0.99%           19.84%                  -4.88%
3/00       1.69%                  -2.17%           14.09%                  -0.15%
3/00       1.57%                  -0.25%           14.01%                   4.14%
3/00       2.20%                  -0.40%            7.09%                   2.27%
4/00       3.02%                  -1.40%            7.88%                   3.48%
4/00       2.95%                  -4.85%           -9.80%                  -7.42%
4/00       2.85%                  -5.64%           -4.23%                  -2.10%
4/00       1.90%                  -5.73%            0.64%                  -0.81%
5/00       0.47%                  -6.12%            1.98%                  -2.16%
5/00       0.34%                  -7.08%           -2.33%                  -2.95%
5/00       0.54%                 -10.41%           -4.56%                  -3.91%
5/00       1.64%                  -9.93%           -8.97%                  -5.89%
6/00       2.83%                  -3.95%            2.11%                   1.04%
6/00       3.15%                  -4.10%            4.16%                  -0.35%
6/00       4.02%                  -4.46%            2.37%                   0.17%
6/00       3.05%                  -5.35%            1.75%                  -1.40%
6/00       3.99%                  -4.06%            3.04%                  -0.42%

Compiled by Charles Schwab & Co., Inc.

/ / The information is historical and does not represent future results. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolio. Investors cannot invest in an index directly.

As shown on the chart above, equity valuations, in particular small-cap, exhibited extreme volatility during the reporting period. Small-cap stocks as represented by the Russell 2000 Index achieved a total return of 3.04% for the six-month reporting period. Large cap stocks, as represented by the S&P 500 Index, experienced a negative return of -0.42% for the same period. Dampened by relatively weak foreign currencies, International stocks, as represented by the MSCI EAFE Index, achieved a negative return of -4.0% for the period. Reflecting a decline in intermediate and long-term interest rates, fixed income returns were generally positive for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.99% for the six-month period.

U.S. Equity Valuation
The price/earnings ratio for the S&P 500-Registered Trademark- Index remained at very high levels during the reporting period and ended the period at a lofty
29.3 times earnings, slightly less than twice its long term average. The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's

                                ----------------

SCHWAB ANNUITY PORTFOLIOS
Schwab S&P 500 Portfolio
June 30, 2000 Semi-Annual Report

earning potential. Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record or near record high valuation levels. Reflecting the extraordinary valuations of the technology sector, the price/ earnings ratio (twelve months trailing) for the NASDAQ 100 Index ended the period at 127.5.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 INDEX PRICE/EARNINGS RATIO

1/90             14.37
2/90             14.21
3/90             14.77
4/90             14.82
5/90             15.84
6/90             16.66
7/90             16.65
8/90             15.57
9/90             14.90
10/90            14.36
11/90            14.59
12/90            15.19
1/91             14.95
2/91             16.82
3/91             17.48
4/91             17.85
5/91             17.92
6/91             17.96
7/91             18.07
8/91             19.72
9/91             19.88
10/91            19.92
11/91            21.02
12/91            21.85
1/92             23.35
2/92             23.83
3/92             25.45
4/92             25.51
5/92             25.71
6/92             25.08
7/92             25.61
8/92             25.50
9/92             24.37
10/92            23.94
11/92            24.08
12/92            24.01
1/93             24.20
2/93             24.25
3/93             24.22
4/93             23.20
5/93             23.21
6/93             22.58
7/93             22.52
8/93             23.02
9/93             23.74
10/93            23.97
11/93            22.55
12/93            23.55
1/94             22.98
2/94             21.17
3/94             20.34
4/94             20.10
5/94             20.16
6/94             19.76
7/94             18.64
8/94             18.90
9/94             18.26
10/94            17.55
11/94            16.58
12/94            16.98
1/95             16.23
2/95             16.20
3/95             16.50
4/95             16.02
5/95             16.43
6/95             16.82
7/95             16.55
8/95             16.18
9/95             16.86
10/95            16.18
11/95            17.14
12/95            17.41
1/96             18.11
2/96             18.56
3/96             18.94
4/96             19.16
5/96             19.48
6/96             19.30
7/96             18.31
8/96             18.62
9/96             19.75
10/96            19.60
11/96            21.05
12/96            20.70
1/97             20.55
2/97             20.98
3/97             19.87
4/97             20.24
5/97             21.43
6/97             22.45
7/97             23.92
8/97             22.64
9/97             24.00
10/97            22.84
11/97            24.02
12/97            24.51
1/98             24.99
2/98             26.44
3/98             27.76
4/98             26.51
5/98             26.12
6/98             27.09
7/98             26.78
8/98             22.77
9/98             24.23
10/98            27.58
11/98            30.14
12/98            31.97
1/99             33.29
2/99             32.65
3/99             33.78
4/99             33.90
5/99             32.74
6/99             34.70
7/99             31.62
8/99             31.21
9/99             29.90
10/99            29.92
11/99            30.65
12/99            32.53
1/00             29.78
2/00             28.59
3/00             31.50
4/00             29.58
5/00             28.82
6/00             29.31
30-Year Average   15.8

Source: Bloomberg L.P.

This market overview has been provided by the portfolio management team.

PORTFOLIO MANAGEMENT TEAM

Geri Hom -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $20 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

PORTFOLIO HIGHLIGHTS

Q. How did the Portfolio perform during the reporting period?
A. Although volatile, the small cap asset class (as measured by the Russell 2000 Index) out performed the large-cap asset class (as measured by the S&P 500 Index) during the six month reporting period for the first time in approximately five years. The S&P 500 Portfolio achieved a total return of -0.56% and 6.92% for the six-month and 12-month reporting periods ended 6/30/00, respectively. The since inception (11/1/96) average annual return was 23.08%(1). The Portfolio continued to closely track the performance of its benchmark, the S&P 500 Index.

Unlike the Portfolio, the S&P 500 Index does not incur expenses or hold cash that, in total, reduce the return to the shareholders. The cash portion earns interest at money market rates, which may be more or less than the returns of the S&P 500 Index during any given period. Also, the weighting of any particular security in the Portfolio can be greater or less than in the Index. Lastly, unlike the S&P 500 Index, the Portfolio incurs trading costs when it buys or sells securities.

Taken together, these factors caused a 0.14% difference in the return of the Portfolio compared to the Index for the six month period, a difference referred to as the Portfolio "tracking differential". Given that the Portfolio's current annual ratio of net expenses to average net assets is 0.28%, the fund closely tracked the S&P 500 Index on a pre-expenses basis.

Q. How have the industry sectors in the S&P 500 Index changed over the last five years?
A. The graph below shows the top historical weightings of the ten industry sectors of the S&P 500 Index as of 06/30/00. Since 1996, the Index has become more concentrated, with the top ten sectors currently representing approximately 77% of the total versus approximately 58% in 1996. The sectors with the largest gains for the last five years were Business Machines (from 5.7% to 16.7%) and Electronics (from 4.6% to 12.9%). The sectors with

(1)A portion of the Portfolio's expenses was reduced during the reporting period. Without such reductions, the Portfolio's total return would have been lower. The Portfolio's returns do not include charges and expenses attributable to any particular insurance product. Inclusion of these charges and expenses would reduce returns.

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
Schwab S&P 500 Portfolio
June 30, 2000 Semi-Annual Report

the largest declines for the last five years were International Oil (from 6.6% to 3.9%) and Banks (from 7.0% to 4.4%).

                   S&P 500-Registered Trademark- Index Report
                                % of Total Index

S&P 500 INDEX              06/96  06/97  06/98  06/99  06/00
------------------------------------------------------------
Business Machines          5.72   7.18   8.20   13.09  16.76
Electronics                4.57   5.87   5.54   6.43   12.89
Drugs & Medicine           10.44  11.44  11.89  10.93  11.69
Telephone                  8.02   6.16   6.77   8.29    6.42
Retail                     5.06   4.73   5.70   6.67    5.65
Miscellaneous Finance      3.13   3.77   5.15   5.53    5.39
Producer Goods             5.70   5.78   5.21   4.92    5.28
Business Services          2.15   1.90   2.42   3.88    4.63
Banks                      7.03   7.61   8.67   6.89    4.40
International Oil          6.59   6.53   5.34   4.36    3.91

Source: Wilshire Associates

                                ----------------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

                                                        NUMBER       VALUE
     COMMON STOCK--96.6%                               OF SHARES     (000S)
     ----------------------------------------------------------------------
     AEROSPACE / DEFENSE--0.9%
     B.F. Goodrich Co. ............................       1,200    $     41
     Boeing Co. ...................................       8,996         376
     Crane Co. ....................................         700          17
     General Dynamics Corp. .......................       1,900          99
     Lockheed Martin Corp. ........................       4,000          99
     Northrop Grumman Corp. .......................         600          40
     Raytheon Co., Class B ........................       3,500          67
     Rockwell International Corp. .................       1,900          60
     Textron, Inc. ................................       1,400          76
     TRW, Inc. ....................................       1,200          52
     United Technologies Corp. ....................       4,700         277
                                                                   --------
                                                                      1,204
                                                                   --------
     AIR TRANSPORTATION--0.3%
     AMR Corp.+ ...................................       1,500          40
     Delta Air Lines, Inc. ........................       1,200          61
     FedEx Corp.+ .................................       2,820         107
     Southwest Airlines Co. .......................       5,012          95
     U.S. Airways Group, Inc.+ ....................         700          27
                                                                   --------
                                                                        330
                                                                   --------
     ALCOHOLIC BEVERAGES--0.3%
     Adolph Coors Co., Class B ....................         300          18
     Anheuser-Busch Cos., Inc. ....................       4,400         329
     Brown-Forman Corp., Class B ..................         600          32
                                                                   --------
                                                                        379
                                                                   --------
     APPAREL--0.1%
     Liz Claiborne, Inc. ..........................         600          21
     Nike, Inc., Class B ..........................       2,800         111
     Reebok International Ltd.+ ...................         600          10
     Russell Corp. ................................         400           8
     Springs Industries, Inc., Class A ............         100           3
     VF Corp. .....................................       1,200          29
                                                                   --------
                                                                        182
                                                                   --------
     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--1.0%
     Cooper Tire & Rubber Co. .....................         700           8
     Cummins Engine Co., Inc. .....................         100           3
     Dana Corp. ...................................       1,578          33
     Danaher Corp. ................................       1,400          69
     Delphi Automotive Systems Corp. ..............       5,563          81
     Eaton Corp. ..................................         700          47
     Ford Motor Co. ...............................      12,100         520
     General Motors Corp., Class H ................       5,400         314

                                  ------------

                                  ------------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER       VALUE
     COMMON STOCK--(continued)                         OF SHARES     (000S)
     ----------------------------------------------------------------------
     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES (CONTINUED)
     Genuine Parts Co. ............................       1,800      $   36
     Goodyear Tire & Rubber Co. ...................       1,600          32
     Harley-Davidson, Inc. ........................       3,000         116
     Navistar International Corp.+ ................         600          19
                                                                     ------
                                                                      1,278
                                                                     ------
     BANKS--4.3%
     AmSouth Bancorp ..............................       3,750          59
     Bank of America Corp. ........................      16,412         706
     Bank of New York Co., Inc. ...................       7,300         339
     Bank One Corp. ...............................      11,306         300
     BB&T Corp. ...................................       3,400          81
     Chase Manhattan Corp. ........................      12,150         560
     Comerica, Inc. ...............................       1,550          70
     Fifth Third Bancorp ..........................       3,150         199
     First Union Corp. ............................       9,744         242
     Firstar Corp. ................................       9,645         203
     Fleet Boston Financial Corp. .................       9,053         308
     Huntington Bancshares, Inc. ..................       2,233          35
     J.P. Morgan & Co., Inc. ......................       1,600         176
     KeyCorp, Inc. ................................       4,300          76
     Mellon Financial Corp. .......................       4,900         179
     National City Corp. ..........................       6,000         102
     Northern Trust Corp. .........................       2,200         143
     Old Kent Financial Corp. .....................       1,260          34
     PNC Financial Services Group .................       2,900         136
     Providian Financial Corp. ....................       1,450         131
     Regions Financial Corp. ......................       2,100          42
     SouthTrust Corp. .............................       1,700          38
     State Street Corp. ...........................       1,500         159
     Summit Bancorp ...............................       1,700          42
     SunTrust Banks, Inc. .........................       3,200         146
     Synovus Financial Corp. ......................       2,900          51
     U.S. Bancorp .................................       7,331         141
     Union Planters Corp. .........................       1,400          39
     Wachovia Corp. ...............................       2,000         109
     Wells Fargo & Co. ............................      16,000         620
                                                                     ------
                                                                      5,466
                                                                     ------
     BUSINESS MACHINES & SOFTWARE--16.2%
     3Com Corp.+ ..................................        3,300        190
     Adaptec, Inc.+ ...............................        1,100         25
     Adobe Systems, Inc. ..........................        1,200        156

                                  ------------

                                  ------------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER      VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     BUSINESS MACHINES & SOFTWARE (CONTINUED)
     Apple Computer, Inc.+ ........................       3,200     $   168
     Autodesk, Inc. ...............................         600          21
     BMC Software, Inc.+ ..........................       2,300          84
     Cabletron Systems, Inc.+ .....................       1,700          43
     Ceridian Corp.+ ..............................       1,400          34
     Cisco Systems, Inc.+ .........................      68,900       4,379
     Compaq Computer Corp. ........................      16,670         426
     Compuware Corp.+ .............................       3,500          36
     Comverse Technology, Inc.+ ...................       1,500         140
     Dell Computer Corp.+ .........................      25,700       1,267
     EMC Corp.+ ...................................      21,612       1,663
     Gateway, Inc.+ ...............................       3,300         187
     Hewlett-Packard Co. ..........................      10,100       1,261
     IKON Office Solutions, Inc. ..................       1,300           5
     International Business Machines Corp. ........      17,700       1,939
     Lexmark International, Inc.+ .................       1,300          87
     Microsoft Corp.+ .............................      52,400       4,192
     MIPS Technologies, Inc.+ .....................         138           5
     NCR Corp.+ ...................................       1,000          39
     Network Appliance, Inc.+ .....................       3,000         242
     Novell, Inc.+ ................................       3,200          30
     Novellus Systems, Inc.+ ......................         900          51
     Oracle Corp.+ ................................      28,150       2,366
     Pitney Bowes, Inc. ...........................       2,600         104
     Seagate Technology, Inc.+ ....................       2,500         138
     Silicon Graphics, Inc.+ ......................       1,000           4
     Sun Microsystems, Inc.+ ......................      15,900       1,446
     Unisys Corp.+ ................................       3,000          44
     Xerox Corp. ..................................       6,500         135
                                                                    -------
                                                                     20,907
                                                                    -------
     BUSINESS SERVICES--4.5%
     Advo, Inc.+ ..................................         300          13
     Allied Waste Industries, Inc.+ ...............       1,900          19
     America Online, Inc.+ ........................      22,800       1,203
     Automatic Data Processing, Inc. ..............       6,200         332
     Citrix Systems, Inc.+ ........................       1,800          34
     Computer Associates International, Inc. ......       5,800         297
     Computer Sciences Corp.+ .....................       1,700         127
     Convergys Corp.+ .............................       1,354          70
     Deluxe Corp. .................................         800          19
     Dun & Bradstreet Corp. .......................       1,600          46
     Ecolab, Inc. .................................       1,300          51

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     BUSINESS SERVICES (CONTINUED)
     Electronic Data Systems Corp. ................       4,700      $  194
     Equifax, Inc. ................................       1,400          37
     First Data Corp. .............................       4,200         208
     H&R Block, Inc. ..............................         900          29
     IMS Health, Inc. .............................       3,000          54
     Interpublic Group of Cos., Inc. ..............       3,100         133
     Mercury Interactive Corp.+ ...................         800          77
     National Service Industries, Inc. ............         400           8
     Ominicom Group, Inc. .........................       1,800         160
     Parametic Technology Corp.+ ..................       2,700          30
     Paychex, Inc. ................................       3,650         153
     PeopleSoft, Inc.+ ............................       2,500          42
     Sapient Corp.+ ...............................         900          96
     Shared Medical Systems Corp. .................         300          22
     Siebel Systems, Inc.+ ........................       1,900         311
     Tyco International Ltd. ......................      16,660         789
     VERITAS Software Corp.+ ......................       3,800         429
     Waste Management, Inc. .......................       5,957         113
     Yahoo!, Inc.+ ................................       5,400         669
     Young & Rubicam, Inc. ........................         700          40
                                                                     ------
                                                                      5,805
                                                                     ------
     CHEMICAL--1.6%
     Air Products & Chemicals, Inc. ...............       2,200          68
     Chemfirst, Inc. ..............................         200           5
     Dow Chemical Co. .............................       6,300         190
     E.I. du Pont de Nemours & Co. ................      10,454         457
     Eastman Chemical Co. .........................         800          38
     Great Lakes Chemical Corp. ...................         500          16
     Hercules, Inc. ...............................       1,100          15
     Minnesota Mining & Manufacturing Co. .........       3,900         322
     Pharmacia Corp. ..............................      12,507         646
     PPG Industries, Inc. .........................       1,700          75
     Praxair, Inc. ................................       1,600          60
     Rohm & Haas Co. ..............................       2,105          73
     Sigma-Aldrich Corp. ..........................       1,000          29
     Union Carbide Corp. ..........................       1,400          69
     W.R. Grace & Co.+ ............................         700           8
                                                                     ------
                                                                      2,071
                                                                     ------
     CONSTRUCTION--0.2%
     Armstrong Holdings, Inc. .....................         400           6
     Centex Corp. .................................         600          14
     Fluor Corp. ..................................         700          22

                                  ------------

                                  ------------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     CONSTRUCTION (CONTINUED)
     Kaufman & Broad Home Corp. ...................         500      $   10
     Masco Corp. ..................................       4,600          83
     Owens Corning ................................         500           5
     Pulte Corp. ..................................         500          11
     Sherwin-Williams Co. .........................       1,600          34
     The Stanley Works ............................         900          21
     Vulcan Materials Co. .........................         900          38
                                                                     ------
                                                                        244
                                                                     ------
     CONSUMER - DURABLE--0.1%
     Black & Decker Corp. .........................         900          35
     Leggett & Platt, Inc. ........................       2,000          33
     Maytag Corp. .................................         800          30
     Whirlpool Corp. ..............................         700          33
                                                                     ------
                                                                        131
                                                                     ------
     CONSUMER - NONDURABLE--0.7%
     American Greetings Corp., Class A ............         700          13
     Darden Restaurants, Inc. .....................       1,300          21
     Fortune Brands, Inc. .........................       1,600          37
     Harcourt General, Inc. .......................         700          38
     Hasbro, Inc. .................................       1,825          28
     Mattel, Inc. .................................       3,900          51
     McDonald's Corp. .............................      13,400         441
     Newell Rubbermaid, Inc. ......................       2,724          70
     Starbucks Corp.+ .............................       1,780          68
     Tricon Global Restaurants, Inc.+ .............       1,500          42
     Tupperware Corp. .............................         700          15
     Wendy's International, Inc. ..................       1,100          20
                                                                     ------
                                                                        844
                                                                     ------
     CONTAINERS--0.1%
     Ball Corp. ...................................         300          10
     Bemis Co., Inc. ..............................         500          17
     Crown Cork & Seal Co., Inc. ..................       1,400          21
     Owens-Illinois, Inc.+ ........................       1,400          16
     Pactiv Corp.+ ................................       1,700          13
     Sealed Air Corp.+ ............................         814          43
                                                                     ------
                                                                        120
                                                                     ------
     ELECTRONICS--12.3%
     ADC Telecommunications, Inc.+ ................       3,100         260
     Advanced Micro Devices, Inc.+ ................       1,400         108
     Altera Corp.+ ................................       1,940         198
     American Power Conversion Corp.+ .............       1,725          70

                                  ------------

                                  ------------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     ELECTRONICS (CONTINUED)
     Analog Devices, Inc.+ ........................       3,600     $   274
     Andrew Corp.+ ................................         850          29
     Applied Materials, Inc.+ .....................       8,100         734
     Broadcom Corp., Class A+ .....................       1,610         353
     Conexant Systems, Inc.+ ......................       2,200         107
     Intel Corp. ..................................      33,100       4,425
     ITT Industries, Inc. .........................         900          27
     KLA-Tencor Corp.+ ............................       1,800         105
     Linear Technology Corp. ......................       3,000         192
     LSI Logic Corp.+ .............................       3,100         168
     Lucent Technologies, Inc. ....................      32,295       1,913
     Maxim Integrated Products, Inc.+ .............       2,700         183
     Micron Technology, Inc.+ .....................       5,400         476
     Molex, Inc. ..................................       1,900          91
     Motorola, Inc. ...............................      21,405         622
     National Semiconductor Corp.+ ................       1,700          96
     Nextel Communications, Inc., Class A+ ........       7,500         459
     Nortel Networks Corp. ........................      29,420       2,008
     PE Corp.-PE Biosystems Group .................       2,000         132
     PerkinElmer, Inc. ............................         400          26
     QUALCOM, Inc.+ ...............................       7,500         450
     Sanmina Corp.+ ...............................       1,500         128
     Scientific-Atlanta, Inc. .....................       1,600         119
     Solectron Corp.+ .............................       5,900         247
     Tektronix, Inc. ..............................         550          41
     Tellabs, Inc.+ ...............................       4,100         281
     Teradyne, Inc.+ ..............................       1,700         125
     Texas Instruments, Inc. ......................      16,300       1,120
     Thermo Electron Corp.+ .......................       1,600          34
     Thomas & Betts Corp. .........................         600          11
     Xilinx, Inc.+ ................................       3,100         256
                                                                    -------
                                                                     15,868
                                                                    -------
     ENERGY - RAW MATERIALS--0.9%
     Anadarko Petroleum Corp. .....................       1,200          59
     Apache Corp. .................................       1,100          65
     Baker Hughes, Inc. ...........................       3,180         102
     Burlington Resources, Inc. ...................       2,252          86
     Eastern Enterprises ..........................         600          38
     Halliburton Co. ..............................       4,400         208
     McDermott International, Inc. ................       1,200          11
     Occidental Petroleum Corp. ...................       3,700          78
     Rowan Cos., Inc.+ ............................         800          24
     Schlumberger Ltd. ............................       5,700         425
                                                                     ------
                                                                      1,096
                                                                     ------

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     FOOD & AGRICULTURE--3.0%
     Archer-Daniels-Midland Co. ...................       5,856      $   57
     Bestfoods, Inc. ..............................       2,800         194
     Campbell Soup Co. ............................       4,100         119
     Coca-Cola Co. ................................      24,500       1,407
     Coca-Cola Enterprises, Inc. ..................       4,100          67
     ConAgra, Inc. ................................       4,800          92
     General Mills, Inc. ..........................       2,900         111
     H.J. Heinz Co. ...............................       3,500         153
     Hershey Foods Corp. ..........................       1,300          63
     Kellogg Co. ..................................       4,100         122
     Nabisco Group Holdings Corp. .................       3,300          86
     PepsiCo, Inc. ................................      14,300         635
     Quaker Oats Co. ..............................       1,300          98
     Ralston-Ralston Purina Group .................       2,900          58
     Sara Lee Corp. ...............................       8,800         170
     SUPERVALU, Inc. ..............................       1,400          27
     SYSCO Corp. ..................................       3,300         139
     Unilever NV - Sponsored ADR ..................       5,567         239
     Wm. Wrigley Jr. Co. ..........................       1,100          88
                                                                     ------
                                                                      3,925
                                                                     ------
     GOLD--0.1%
     Barrick Gold Corp. ...........................       3,800          69
     Homestake Mining Co. .........................       2,600          18
     Newmont Mining Corp. .........................       1,686          36
     Placer Dome, Inc. ............................       3,300          32
                                                                     ------
                                                                        155
                                                                     ------
     HEALTHCARE / DRUGS & MEDICINE--10.8%
     Abbott Laboratories ..........................      15,300         682
     Aetna, Inc. ..................................       1,400          90
     Allergan, Inc. ...............................       1,200          89
     ALZA Corp.+ ..................................         900          53
     American Home Products Corp. .................      13,000         764
     Amgen, Inc.+ .................................      10,200         717
     Bausch & Lomb, Inc. ..........................         600          46
     Baxter International, Inc. ...................       2,800         197
     Becton, Dickinson & Co. ......................       2,400          69
     Biogen, Inc.+ ................................       1,400          90
     Biomet, Inc. .................................       1,100          42
     Boston Scientific Corp.+ .....................       4,100          90
     Bristol-Myers Squibb Co. .....................      19,500       1,136
     C.R. Bard, Inc. ..............................         500          24
     Cardinal Health, Inc. ........................       2,750         204

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER        VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     HEALTHCARE / DRUGS & MEDICINE (CONTINUED)
     Eli Lilly & Co. ..............................      11,200     $ 1,119
     Guidant Corp.+ ...............................       3,000         149
     HCA-The Healthcare Co. .......................       5,400         164
     HealthSouth Corp.+ ...........................       3,600          26
     Humana, Inc.+ ................................       1,600           8
     Johnson & Johnson ............................      13,900       1,416
     Mallinckrodt, Inc. ...........................         700          30
     Manor Care, Inc.+ ............................       1,100           8
     McKesson HBOC, Inc. ..........................       2,806          59
     Medimmune, Inc.+ .............................       2,100         155
     Medtronic, Inc. ..............................      12,000         598
     Merck & Co., Inc. ............................      22,900       1,755
     Pfizer, Inc. .................................      62,700       3,010
     Quintiles Transnational Corp.+ ...............       1,200          17
     Schering-Plough Corp. ........................      14,500         732
     St. Jude Medical, Inc.+ ......................         800          37
     Tenet Healthcare Corp.+ ......................       3,000          81
     UnitedHealth Group, Inc. .....................       1,600         137
     Watson Pharmaceuticals, Inc.+ ................         900          48
     Wellpoint Health Networks, Inc.+ .............         600          43
                                                                    -------
                                                                     13,885
                                                                    -------
     HOUSEHOLD PRODUCTS--1.3%
     Alberto-Culver Co., Class B ..................         600          18
     Avon Products, Inc. ..........................       2,300         102
     Clorox Co. ...................................       2,200          99
     Colgate-Palmolive Co. ........................       5,600         335
     Gillette Co. .................................      10,500         367
     International Flavors & Fragrances, Inc. .....       1,000          30
     Procter & Gamble Co. .........................      13,000         744
                                                                    -------
                                                                      1,695
                                                                    -------
     INSURANCE--2.8%
     AFLAC, Inc. ..................................       2,800         129
     Allstate Corp. ...............................       7,000         156
     American General Corp. .......................       2,610         159
     American International Group, Inc. ...........      15,430       1,813
     Aon Corp. ....................................       2,450          76
     Chubb Corp. ..................................       1,800         111
     CIGNA Corp. ..................................       1,600         150
     Cincinnati Financial Corp. ...................       1,600          50
     Conseco, Inc. ................................       3,141          31
     Hartford Financial Services Group, Inc. ......       2,200         123

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER      VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     INSURANCE (CONTINUED)
     Jefferson-Pilot Corp. ........................       1,000      $   56
     Lincoln National Corp. .......................       2,000          72
     Loew's Corp. .................................       1,000          60
     Marsh & McLennan Cos., Inc. ..................       2,600         272
     MBIA, Inc. ...................................         900          43
     MGIC Investment Corp. ........................       1,000          46
     Progressive Corp. ............................         700          52
     SAFECO Corp. .................................       1,300          26
     St. Paul Cos., Inc. ..........................       2,238          76
     Torchmark Corp. ..............................       1,300          32
     UnumProvident Corp. ..........................       2,276          46
                                                                     ------
                                                                      3,579
                                                                     ------
     MEDIA--3.3%
     Clear Channel Communications, Inc.+ ..........       3,300         248
     Comcast Corp., Class A+ ......................       9,200         373
     Dow Jones & Co., Inc. ........................         900          66
     Gannett Co., Inc. ............................       2,800         167
     Knight-Ridder, Inc. ..........................         800          43
     McGraw-Hill Cos., Inc. .......................       2,000         108
     Meredith Corp. ...............................         500          17
     New York Times Co., Class A ..................       1,600          63
     R.R. Donnelly & Sons Co. .....................       1,200          27
     Seagram Co. Ltd. .............................       4,300         249
     Time Warner, Inc. ............................      13,200       1,003
     Tribune Co. ..................................       2,800          98
     Viacom, Inc., Class B+ .......................      14,881       1,015
     Walt Disney Co. ..............................      20,700         803
                                                                     ------
                                                                      4,280
                                                                     ------
     MISCELLANEOUS--0.3%
     Agilent Technologies, Inc.+ ..................       4,437         327
     Visteon Corp. ................................       1,584          19
                                                                     ------
                                                                        346
                                                                     ------
     MISCELLANEOUS FINANCE--5.2%
     American Express Co. .........................      13,300         693
     Associates First Capital Corp., Class A ......       7,158         160
     Bear Stearns Cos., Inc. ......................       1,112          46
     Capital One Financial Corp. ..................       1,900          85
     Charles Schwab Corp. .........................      13,242         445
     Charter One Financial, Inc. ..................       2,100          48
     Citigroup, Inc. ..............................      33,440       2,015

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     MISCELLANEOUS FINANCE (CONTINUED)
     Countrywide Credit Industries, Inc. ..........       1,100      $   33
     Fannie Mae ...................................      10,100         527
     Franklin Resources, Inc. .....................       2,500          76
     Freddie Mac ..................................       6,800         275
     Golden West Financial Corp. ..................       1,500          61
     Household International, Inc. ................       4,719         196
     Lehman Brothers Holdings, Inc. ...............       1,200         113
     MBNA Corp. ...................................       7,862         213
     Merrill Lynch & Co., Inc. ....................       3,900         449
     Morgan Stanley Dean Witter Discover & Co. ....      11,250         937
     Paine Webber Group, Inc. .....................       1,500          68
     Sabre Group Holdings, Inc.+ ..................       1,383          39
     SLM Holding Corp. ............................       1,600          60
     T. Rowe Price Associates, Inc. ...............       1,100          47
     Washington Mutual, Inc. ......................       5,716         165
                                                                     ------
                                                                      6,751
                                                                     ------
     NON-FERROUS METALS--0.3%
     Alcan Aluminum Ltd. ..........................       2,100          65
     Alcoa, Inc. ..................................       8,672         252
     Engelhard Corp. ..............................       1,200          20
     Freeport-McMoRan Copper & Gold, Inc., Class B+       1,600          15
     Inco Ltd.+ ...................................       1,900          29
     Phelps Dodge Corp. ...........................         815          30
                                                                     ------
                                                                        411
                                                                     ------
     OIL - DOMESTIC--0.6%
     Amerada Hess Corp. ...........................         800          49
     Ashland, Inc. ................................         700          25
     Conoco Inc., Class B .........................       6,100         150
     Kerr-McGee Corp. .............................         884          52
     Phillips Petroleum Co. .......................       2,500         127
     Sunoco, Inc. .................................         800          24
     Tosco Corp. ..................................       1,400          40
     Transocean Sedco Forex, Inc. .................       2,084         111
     Union Pacific Resources Group, Inc. ..........       2,500          55
     Unocal Corp. .................................       2,500          83
     USX-Marathon Group, Inc. .....................       3,000          75
                                                                     ------
                                                                        791
                                                                     ------
     OIL - INTERNATIONAL--3.8%
     Chevron Corp. ................................       6,400         543
     Exxon Mobil Corp. ............................      34,525       2,710
     Royal Dutch Petroleum Co. - Sponsored ADR ....      21,200       1,305
     Texaco, Inc. .................................       5,515         294
                                                                     ------
                                                                      4,852
                                                                     ------

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     OPTICAL & PHOTO--0.8%
     Corning, Inc. ................................       3,000      $  810
     Eastman Kodak Co. ............................       3,200         190
     Polaroid Corp. ...............................         400           7
                                                                     ------
                                                                      1,007
                                                                     ------
     PAPER & FOREST PRODUCTS--0.6%
     Boise Cascade Corp. ..........................         500          13
     Fort James Corp. .............................       2,100          49
     Georgia-Pacific Group ........................       1,600          42
     International Paper Co. ......................       5,498         164
     Kimberly-Clark Corp. .........................       5,600         321
     Louisiana-Pacific Corp. ......................         700           8
     Mead Corp. ...................................       1,000          25
     Potlatch Corp. ...............................         200           7
     Temple Inland, Inc. ..........................         600          25
     Westvaco Corp. ...............................       1,000          25
     Weyerhaeuser Co. .............................       2,400         103
     Willamette Industries, Inc. ..................       1,000          27
                                                                     ------
                                                                        809
                                                                     ------
     PRODUCER GOODS & MANUFACTURING--5.1%
     Avery Dennison Corp. .........................       1,100          74
     Briggs & Stratton Corp. ......................         200           7
     Caterpillar, Inc. ............................       3,400         115
     Cooper Industries, Inc. ......................         900          29
     Deere & Co. ..................................       2,300          85
     Dover Corp. ..................................       2,000          81
     Emerson Electric Co. .........................       4,300         260
     FMC Corp.+ ...................................         300          17
     General Electric Co. (b) .....................      98,000       5,194
     Honeywell International, Inc. ................       8,137         274
     Illinois Tool Works, Inc. ....................       2,900         165
     Ingersoll-Rand Co. ...........................       1,700          68
     Johnson Controls, Inc. .......................         800          41
     Millipore Corp. ..............................         400          30
     Pall Corp. ...................................       1,200          22
     Parker-Hannifin Corp. ........................       1,050          36
     Snap-On, Inc. ................................         600          16
     The Timken Co. ...............................         600          11
     W.W. Grainger, Inc. ..........................         900          28
                                                                     ------
                                                                      6,553
                                                                     ------

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     RAILROAD & SHIPPING--0.3%
     Burlington Northern Santa Fe Corp. ...........       4,700      $  108
     CSX Corp. ....................................       2,200          47
     Kansas City Southern Industries, Inc. ........       1,000          89
     Norfolk Southern Corp. .......................       3,700          55
     Union Pacific Corp. ..........................       2,400          89
                                                                     ------
                                                                        388
                                                                     ------
     RETAIL--5.4%
     Albertson's, Inc. ............................       4,275         142
     AutoZone, Inc.+ ..............................       1,500          33
     Bed, Bath & Beyond, Inc.+ ....................       1,300          47
     Best Buy Co., Inc.+ ..........................       2,000         127
     Cendant Corp.+ ...............................       7,002          98
     Circuit City Stores-Circuit City Group .......       2,000          66
     Consolidated Stores Corp.+ ...................         600           7
     Costco Wholesale Corp.+ ......................       4,400         145
     CVS Corp. ....................................       3,800         152
     Dillards, Inc., Class A ......................         500           6
     Dollar General Corp. .........................       3,163          62
     Federated Department Stores, Inc.+ ...........       2,000          68
     Gap, Inc. ....................................       8,462         264
     Great Atlantic & Pacific Tea Co., Inc. .......         300           5
     Home Depot, Inc. .............................      22,900       1,144
     J.C. Penney Co., Inc. ........................       2,500          46
     Kmart Corp.+ .................................       5,000          34
     Kohl's Corp.+ ................................       3,200         178
     Kroger Co.+ ..................................       8,200         181
     Limited, Inc. ................................       4,200          91
     Longs Drug Stores, Inc. ......................         400           9
     Lowe's Cos., Inc. ............................       3,700         152
     May Department Stores Co. ....................       3,250          78
     Nordstrom, Inc. ..............................       1,300          31
     Office Depot, Inc.+ ..........................       3,400          21
     RadioShack Corp. .............................       1,900          90
     Rite Aid Corp. ...............................       2,600          17
     Safeway, Inc.+ ...............................       5,000         226
     Sears, Roebuck & Co. .........................       3,800         124
     Staples, Inc.+ ...............................       4,800          74
     Target Corp. .................................       4,500         261
     Tiffany & Co., Inc ...........................         700          47
     TJX Cos., Inc. ...............................       3,000          56
     Toys `R' Us, Inc.+ ...........................       2,500          36


                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     RETAIL (CONTINUED)
     Wal-Mart Stores, Inc. ........................      44,300      $2,553
     Walgreen Co. .................................       9,900         319
     Winn Dixie Stores, Inc. ......................       1,500          21
                                                                     ------
                                                                      7,011
                                                                     ------
     STEEL--0.1%
     Allegheny Technologies, Inc. .................       1,050          19
     Bethlehem Steel Corp.+ .......................       1,875           7
     Nucor Corp. ..................................         800          27
     USX-U.S. Steel Group, Inc. ...................         900          17
     Worthington Industries, Inc. .................         900           9
                                                                     ------
                                                                         79
                                                                     ------
     TELEPHONE--6.2%
     Alltel Corp. .................................       3,400         211
     AT&T Corp. ...................................      37,222       1,177
     Bell Atlantic Corp. ..........................      15,304         778
     BellSouth Corp. ..............................      18,800         801
     CenturyTel, Inc. .............................       1,300          37
     Global Crossing Ltd.+ ........................       7,685         202
     GTE Corp. ....................................       9,300         579
     SBC Communications, Inc. .....................      33,710       1,458
     Sprint Corp. (FON Group) .....................       8,600         439
     Sprint Corp. (PCS Group)+ ....................       9,100         541
     US West, Inc. ................................       5,098         437
     Worldcom, Inc.+ ..............................      28,345       1,300
                                                                     ------
                                                                      7,960
                                                                     ------
     TOBACCO--0.5%
     Philip Morris Cos., Inc. .....................      22,600         600
     UST, Inc. ....................................       1,600          24
                                                                     ------
                                                                        624
                                                                     ------
     TRAVEL & RECREATION--0.2%
     Brunswick Corp. ..............................         800          13
     Carnival Corp. ...............................       6,000         117
     Harrah's Entertainment, Inc.+ ................       1,300          27
     Hilton Hotels Corp. ..........................       3,900          37
     Marriott International, Inc., Class A ........       2,400          87
                                                                     ------
                                                                        281
                                                                     ------
     TRUCKING & FREIGHT--0.0%
     PACCAR, Inc. .................................         800          32
     Ryder Systems, Inc. ..........................         700          13
                                                                     ------
                                                                         45
                                                                     ------

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     UTILITIES - ELECTRIC & GAS--2.4%
     AES Corp.+ ..................................        4,000    $    183
     Ameren Corp. ................................        1,400          47
     American Electric Power Co., Inc. ...........        3,160          94
     Cinergy Corp. ...............................        1,500          38
     CMS Energy Corp. ............................        1,200          27
     Coastal Corp. ...............................        2,100         128
     Columbia Energy Group .......................          800          53
     Consolidated Edison, Inc. ...................        2,100          62
     Constellation Energy Group, Inc. ............        1,500          49
     CP&L Energy, Inc. ...........................        1,500          48
     Dominion Resources, Inc. ....................        2,280          98
     DTE Energy Co. ..............................        1,400          43
     Duke Energy Corp. ...........................        3,517         198
     Edison International ........................        3,400          70
     El Paso Energy Corp. ........................        2,200         112
     Enron Corp. .................................        7,300         471
     Entergy Corp. ...............................        2,600          71
     First Energy Corp. ..........................        2,200          51
     Florida Progress Corp. ......................        1,100          52
     FPL Group, Inc. .............................        1,900          94
     GPU, Inc. ...................................        1,200          32
     New Centuries Energies, Inc. ................        1,100          33
     Niagara Mohawk Holdings, Inc.+ ..............        1,900          26
     NICOR, Inc. .................................          400          13
     Northern States Power Co. ...................        1,500          30
     ONEOK, Inc. .................................          200           5
     PECO Energy Co. .............................        1,800          73
     Peoples Energy Corp. ........................          300          10
     PG&E Corp. ..................................        3,700          91
     Pinnacle West Capital Corp. .................          900          31
     PPL Corp. ...................................        1,400          31
     Public Service Enterprise Group, Inc. .......        2,100          73
     Reliant Energy, Inc. ........................        2,850          84
     Sempra Energy ...............................        2,041          35
     Southern Co. ................................        6,600         154
     TXU Corp. ...................................        2,822          83
     Unicom Corp. ................................        1,600          62
     Williams Cos., Inc. .........................        4,400         183
                                                                   --------
                                                                      3,038
                                                                   --------
     TOTAL COMMON STOCK
        (Cost $88,495) ...........................                  124,390
                                                                   --------

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        PAR         VALUE
     U.S. TREASURY OBLIGATIONS--0.1%                   (000S)       (000S)
     ---------------------------------------------------------------------------
     U.S. Treasury Bills (a) (b)
       5.71%, 09/21/00 ............................   $     150    $    148
       5.83%, 10/19/00 ............................          45          44
                                                      ---------    --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $192)                                                      192
                                                                   --------


                                                        NUMBER
     SHORT-TERM INVESTMENT--3.3%                      OF SHARES
     ---------------------------------------------------------------------------
     Provident Institutional TempFund, 6.31%* .....   4,256,986       4,257
                                                                   --------
     TOTAL SHORT-TERM INVESTMENT
        (Cost $4,257) .............................                   4,257
                                                                   --------
     TOTAL INVESTMENTS--100.0%
       (Cost $92,944) .............................                 128,839
                                                                   --------
     OTHER ASSETS AND LIABILITIES, NET--0.0%

       Other assets ...............................                     424
       Liabilities ................................                    (477)
                                                                   --------
                                                                        (53)
                                                                   --------
       TOTAL NET ASSETS--100.0% ...................                $128,786
                                                                   ========


       NOTES TO SCHEDULE OF INVESTMENTS

       +  Non-income producing security.
       *  Interest rate represents the yield on report date.
       ADR--American Depositary Receipt.
       (a)  Yields shown are effective yields at the time of purchase.
       (b) These securities, or a portion thereof, are being used to collaterize open financial futures contracts.


                                  ------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 2000 (UNAUDITED)


ASSETS
Investments, at value (Cost $92,944) ..............    $128,839
Receivables:
     Investments sold .............................         220
     Fund shares sold .............................          59
     Dividends ....................................          96
     Interest .....................................          23
     Variation margin .............................          25
Prepaid expenses ..................................           1
                                                       --------
       Total assets ...............................     129,263
                                                       --------
Liabilities
Payables:
     Investments purchased ........................         427
     Investment advisory and administration fees ..           1
Accrued expenses ..................................          49
                                                       --------
       Total liabilities ..........................         477
                                                       --------
Net assets applicable to outstanding shares .......    $128,786
                                                       ========
Net Assets consist of:
Paid-in capital ...................................    $ 91,982
Undistributed net investment income ...............       1,833
Accumulated net realized loss on investments sold
  and futures contracts ...........................        (894)
Net unrealized appreciation on investments and
  futures contracts ...............................      35,865
                                                       --------
                                                       $128,786
                                                       ========

PRICING OF SHARES
Outstanding shares, $0.00001 par value
  (unlimited shares authorized) ...................       6,091
NET ASSET VALUE, offering and redemption
  price per share                                        $21.14

------------
See accompanying Notes to Financial Statements.

                                  ------------

                                  ------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $4)      $   690
   Interest .......................................          86
                                                        -------
     Total investment income expenses:                      776
                                                        -------
EXPENSES:
   Investment advisory and administration fees ....         123
   Custodian fees .................................          20
   Portfolio accounting fees ......................           8
   Professional fees ..............................          15
   Registration fees ..............................           1
   Shareholder reports ............................           8
   Trustees' fees .................................           5
   Interest expense ...............................           1
   Proxy fees .....................................          10
   Insurance and other expenses ...................           9
                                                        -------
                                                            200

Less: expenses reduced                                      (17)
                                                        -------
     Net expenses incurred by fund                          183
                                                        -------
NET INVESTMENT INCOME                                       593
                                                        -------
NET REALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS:
     Net realized loss on investments sold ........        (683)
     Net realized loss on futures contracts .......         (23)
                                                        -------
       Net realized loss on investments sold and
          futures contracts .......................        (706)
                                                        -------
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS
   AND FUTURES CONTRACTS:
     Net unrealized depreciation on investments ...        (930)
     Net unrealized depreciation on
        futures contracts .........................        (126)
                                                        -------
       Net unrealized depreciation on investments
          and futures contracts ...................      (1,056)
                                                        -------
Net loss on investments ...........................      (1,762)
                                                        -------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..     $(1,169)
                                                        =======

------------
See accompanying Notes to Financial Statements.

                                  ------------

                               -----------------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                                                                              SIX MONTHS
                                                                                 ENDED         YEAR ENDED
                                                                             JUNE 30, 2000    DECEMBER 31,
                                                                              (UNAUDITED)         1999
----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ..................................................    $    593        $  1,241
   Net realized gain (loss) on investments and futures contracts ..........        (706)             55
   Net unrealized appreciation (depreciation) on investments and
     futures contracts ....................................................      (1,056)         18,950
                                                                               --------        --------
   Increase (decrease) in net assets resulting from operations ............      (1,169)         20,246
                                                                               --------        --------
dividends and distributions:
   Dividends to shareholders from net investment income ...................          --            (869)
   Distributions to shareholders from net capital gains ...................          --             (89)
                                                                               --------        --------
   Total dividends and distributions to shareholders ......................          --            (958)
                                                                               --------        --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..............................................      20,660          45,590
   Net asset value of shares issued in reinvestment of dividends ..........          --             958
   Less payments for shares redeemed ......................................     (20,625)        (19,785)
                                                                               --------        --------
   Increase in net assets from capital share transactions .................          35          26,763
                                                                               --------        --------
Total increase (decrease) in net assets ...................................      (1,134)         46,051

Net Assets:
   Beginning of period ....................................................     129,920          83,869
                                                                               --------        --------
   End of period (including undistributed net investment income
     of $1,833 and $1,240, respectively) ..................................    $128,786        $129,920
                                                                               ========        ========
NUMBER OF FUND SHARES:
   Sold ...................................................................         992           2,376
   Reinvested .............................................................          --              46
   Redeemed ...............................................................      (1,012)         (1,029)
                                                                               --------        --------
   Net increase (decrease) in shares outstanding ..........................         (20)          1,393

SHARESOUTSTANDING:
   Beginning of period ....................................................       6,111           4,718
                                                                               --------        --------
   End of period ..........................................................       6,091           6,111
                                                                               ========        ========

------------
See accompanying Notes to Financial Statements.

                                  ------------

SCHWAB S&P 500 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND THE FISCAL PERIODS ENDED DECEMBER 31,


                                                             2000           1999            1998       1997        1996 3
                                                            -------        -------        -------    -------     -------
PER-SHARE DATA ($):
Net asset value at beginning of period                        21.26          17.78          13.94      10.53       10.00
                                                            -------        -------        -------    -------     -------
 Income from investment operations:
    Net investment income                                      0.10           0.16           0.13       0.09        0.03
    Net realized and unrealized gain (loss)
      on investments                                          (0.22)          3.47           3.78       3.33        0.50
                                                            -------        -------        -------    -------     -------
    Total income from investment operations                   (0.12)          3.63           3.91       3.42        0.53
 Less distributions:
    Dividends from net investment income                         --          (0.14)         (0.06)     (0.01)         --
    Distributions from capital gains                             --          (0.01)         (0.01)        --          --
                                                            -------        -------        -------    -------     -------
    Total distributions                                          --          (0.15)         (0.07)     (0.01)         --
                                                            -------        -------        -------    -------     -------
NET ASSET VALUE AT END OF PERIOD                              21.14          21.26          17.78      13.94       10.53
                                                            -------        -------        -------    -------     -------
Total return (%)                                              (0.56) 1       20.47          28.06      32.46        5.30 1

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------
Ratio of net operating expenses to average net assets          0.28 2,4       0.28           0.28       0.29        0.33 2
 Expense reductions reflected in above ratio                   0.03 2         0.06           0.27       0.64        2.78 2
Ratio of net investment income to average
    net assets                                                 0.96 2         1.14           1.52       1.56        2.16 2
 Portfolio turnover rate                                          9              7              7          4          --
Net assets, end of period ($ x 1,000)                       128,786        129,920         83,869     37,056       5,923

1 Not annualized.
2 Annualized.
3 For the period from November 1, 1996 (commencement of operations) to December
  31, 1996.
4 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.


-----------------
See accompanying Notes to Financial Statements.

                               -----------------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)


1.  DESCRIPTION OF THE FUND

The Schwab S&P 500 Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS--The fund may invest in futures contracts. The fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The fund will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the fund's statement of operations at any given time.

As of June 30, 2000, the fund had the following open futures contracts:

          Type of               Number of           Contract                                Unrealized
         Contract               Contracts             Value             Expiration         Depreciation
       -------------            ---------           --------            ----------         ------------
       S&P 500 Index               10                $3,670              09/15/00              $(30)

The eligible securities on deposit with brokers available to cover margin requirements for open futures positions at June 30, 2000 was $192 for the Schwab S&P 500 Portfolio. The fund has segregated short-term investments and other securities for the remaining portion of the contract value.

EXPENSES--Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.


                                -----------------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)

FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

At June 30, 2000 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $35,865 of which $44,930 related to appreciated securities and $9,065 related to depreciated securities.

RECLASSIFICATIONS--Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of June 30, 2000, there were no reclassifications.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.20% on the first $500 million of average daily net assets, and 0.17% on such net assets over $500 million. The investment adviser has reduced its fee for the six months ended June 30, 2000 (see Note 4).

Prior to April 30, 1999, the fund paid an annual fee, payable monthly, of 0.36% on the first $1 billion of average daily net assets, 0.33% on the next $1 billion and 0.31% on such net assets over $2 billion.

OFFICERS AND TRUSTEES--Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the six months ended June 30, 2000, the fund made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $5 related to the trust's unaffiliated trustees.

As of June 30, 2000, the Schwab S&P 500 Portfolio held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $445.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2001, the fund's net operating expenses will not exceed 0.28% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses.
For the six months ended June 30, 2000, the total of such fees and expenses reduced by the investment adviser was $17.

5.  BORROWING AGREEMENTS

The trust has both committed and uncommitted lines of credit arrangements with PNC Bank N.A., Bank of America NT&SA and The Bank of New York, whereby the trust may borrow on behalf of the funds, as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes. The trust may borrow in an aggregate amount of up to $150 million from PNCBank N.A. and $133 million from Bank of America NT&SA. The Schwab S&P 500 Portfolio and the Schwab MarketTrack Growth Portfolio IImay borrow in an aggregate amount of up to $33 million and $183 million from The Bank of New York, respectively. Amounts borrowed under these arrangements bear interest at periodically negotiated rates. The fund also pays annual fees for the unused balance of the committed line of credit. During the reporting period, the fund only borrowed against the uncommitted lines of credit. As of June 30, 2000, there were no borrowings outstanding.


                               -----------------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)

6.  INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. government securities, aggregated $11,332 and $11,012, respectively, for the six months ended June 30, 2000.

                               -----------------

SCHWAB S&P 500 PORTFOLIO
OTHER INFORMATION
SHAREHOLDER VOTE


A special meeting of the shareholders of the Schwab Annuity Portfolios was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:



PROPOSAL 1



Election of Trustees.


                              NUMBER OF              NUMBER OF
                          SHARES VOTED FOR         SHARES WITHHELD
                         ------------------        ---------------
Charles R. Schwab            125,968,273               1,733,505
Mariann Byerwalter           125,568,665               2,133,113
Jeremiah H. Chafkin          125,620,059               2,081,719
Donald F. Dorward            123,479,638               4,222,140
William A. Hasler            123,430,400               4,271,378
Robert G. Holmes             123,479,638               4,222,140
Steven L. Scheid             125,916,879               1,784,899
Gerald B. Smith              123,481,793               4,219,985
Donald R. Stephens           125,619,640               2,082,138
Michael W. Wilsey            125,568,246               2,133,532

                               -----------------

SCHWAB ANNUITY PORTFOLIOS
Schwab MarketTrack Growth Portfolio II
June 30, 2000 Semi-Annual Report

Market Overview

U.S. Economic Growth Remains Strong
April 2000 marked the beginning of the tenth year of the current economic expansion, making it the longest in U.S. history. Gross Domestic Product (GDP) grew at a real (inflation adjusted) rate of 4.6% during 1999--the fourth consecutive year at 4% or more--and 5.0% during the first half of 2000. This rate is considered by most economists and the Federal Reserve (Fed) to be in excess of what the economy can absorb without experiencing inflationary pressures--perhaps 3.5% to 4.0%. High levels of consumer spending fueled by rising incomes, personal wealth and consumer confidence, as well as strong business capital investment and a healthy housing sector have been the principal factors continuing this lengthy expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
     Quarterly Percentage Change
               (Annualized Rate)

Q1/90   5.0%
Q2/90   1.0%
Q3/90  -0.6%
Q4/90  -3.0%
Q1/91  -1.7%
Q2/91   2.6%
Q3/91   1.3%
Q4/91   2.5%
Q1/92   4.3%
Q2/92   4.0%
Q3/92   3.1%
Q4/92   5.2%
Q1/93  -0.7%
Q2/93   2.1%
Q3/93   1.5%
Q4/93   6.0%
Q1/94   3.6%
Q2/94   5.7%
Q3/94   2.2%
Q4/94   5.1%
Q1/95   1.5%
Q2/95   0.8%
Q3/95   3.2%
Q4/95   3.3%
Q1/96   2.9%
Q2/96   6.9%
Q3/96   2.2%
Q4/96   4.9%
Q1/97   4.9%
Q2/97   5.1%
Q3/97   4.0%
Q4/97   3.1%
Q1/98   6.7%
Q2/98   2.1%
Q3/98   3.8%
Q4/98   5.9%
Q1/99   3.7%
Q2/99   1.9%
Q3/99   5.7%
Q4/99   7.3%
Q1/00   4.8%
Q2/00   5.2%

Source: Bloomberg L.P.

Looking ahead, the availability of scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens in the second half of 2000. The Federal Reserve (Fed) has raised the federal funds rate by 1.75% since June 1999. Although there have been preliminary signs that the vigorous rate of economic growth may be slowing, there still may be the potential need for additional Fed rate increases either later this year, or early in 2001 following the presidential election. The consensus of most economists is that the U.S. economy appears poised for continued strong growth, albeit at lower rates than experienced in 1999.

Unemployment Continues To Be Very Low
The unemployment rate remained very low and dropped to 3.9% in April 2000, a three-decade low. Employment growth continues to exceed population growth. Reflecting a shrinking pool of available workers, labor markets continue to be extremely tight in many areas of the country and there has been some regional evidence of labor shortages driving up wages. The labor force participation rate, which measures the employment population as a percent of the total population, is at a post-war high, and the Fed has expressed its concern that a continuation of strong demand and tight labor markets may put pressure on manufacturers and service providers to raise prices.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        U.S. UNEMPLOYMENT RATE
Jan-90                    5.4%
Feb-90                    5.3%
Mar-90                    5.2%
Apr-90                    5.4%
May-90                    5.4%
Jun-90                    5.2%
Jul-90                    5.5%
Aug-90                    5.7%
Sep-90                    5.9%
Oct-90                    5.9%
Nov-90                    6.2%
Dec-90                    6.3%
Jan-91                    6.4%
Feb-91                    6.6%
Mar-91                    6.8%
Apr-91                    6.7%
May-91                    6.9%
Jun-91                    6.9%
Jul-91                    6.8%
Aug-91                    6.9%
Sep-91                    6.9%
Oct-91                    7.0%
Nov-91                    7.0%
Dec-91                    7.3%
Jan-92                    7.3%
Feb-92                    7.4%
Mar-92                    7.4%
Apr-92                    7.4%
May-92                    7.6%
Jun-92                    7.8%
Jul-92                    7.7%
Aug-92                    7.6%
Sep-92                    7.6%
Oct-92                    7.3%
Nov-92                    7.4%
Dec-92                    7.4%
Jan-93                    7.3%
Feb-93                    7.1%
Mar-93                    7.0%
Apr-93                    7.1%
May-93                    7.1%
Jun-93                    7.0%
Jul-93                    6.9%
Aug-93                    6.8%
Sep-93                    6.7%
Oct-93                    6.8%
Nov-93                    6.6%
Dec-93                    6.5%
Jan-94                    6.8%
Feb-94                    6.6%
Mar-94                    6.5%
Apr-94                    6.4%
May-94                    6.1%
Jun-94                    6.1%
Jul-94                    6.3%
Aug-94                    6.0%
Sep-94                    5.8%
Oct-94                    5.8%
Nov-94                    5.6%
Dec-94                    5.5%
Jan-95                    5.6%
Feb-95                    5.4%
Mar-95                    5.3%
Apr-95                    5.8%
May-95                    5.8%
Jun-95                    5.6%
Jul-95                    5.6%
Aug-95                    5.7%
Sep-95                    5.6%
Oct-95                    5.5%
Nov-95                    5.7%
Dec-95                    5.6%
Jan-96                    5.6%
Feb-96                    5.5%
Mar-96                    5.6%
Apr-96                    5.5%
May-96                    5.6%
Jun-96                    5.3%
Jul-96                    5.5%
Aug-96                    5.1%
Sep-96                    5.2%
Oct-96                    5.2%
Nov-96                    5.3%
Dec-96                    5.4%
Jan-97                    5.3%
Feb-97                    5.3%
Mar-97                    5.1%
Apr-97                    5.0%
May-97                    4.7%
Jun-97                    5.0%
Jul-97                    4.7%
Aug-97                    4.9%
Sep-97                    4.7%
Oct-97                    4.7%
Nov-97                    4.6%
Dec-97                    4.7%
Jan-98                    4.5%
Feb-98                    4.6%
Mar-98                    4.6%
Apr-98                    4.3%
May-98                    4.3%
Jun-98                    4.5%
Jul-98                    4.5%
Aug-98                    4.5%
Sep-98                    4.5%
Oct-98                    4.5%
Nov-98                    4.4%
Dec-98                    4.3%
Jan-99                    4.3%
Feb-99                    4.4%
Mar-99                    4.2%
Apr-99                    4.3%
May-99                    4.2%
Jun-99                    4.3%
Jul-99                    4.3%
Aug-99                    4.2%
Sep-99                    4.2%
Oct-99                    4.1%
Nov-99                    4.1%
Dec-99                    4.1%
Jan-00                    4.0%
Feb-00                    4.1%
Mar-00                    4.1%
Apr-00                    3.9%
May-00                    4.1%
Jun-00                    4.0%

Source: Bloomberg L.P.

Inflation Remains Contained, But Concerns Emerge
Virtually all measures of price inflation exhibited upward trends during the reporting period. The Consumer Price Index (CPI) rose 3.7% for the year ended June 2000. Its core rate (which excludes the more volatile food and energy components) trended up to 2.4%. The Personal Consumption Expenditures Index, a measure of inflation closely watched by the Fed, rose 2.6% for the same period. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 2.9% during the first half of 2000.

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
Schwab MarketTrack Growth Portfolio II
June 30, 2000 Semi-Annual Report

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION

            Consumer Price Index        Employment Cost Index
       12-Month Change (Monthly)  12-month Change (Quarterly)
01/90                       5.2%                         5.5%
02/90                       5.3%                         5.5%
03/90                       5.2%                         5.5%
04/90                       4.7%                         5.4%
05/90                       4.4%                         5.4%
06/90                       4.7%                         5.4%
07/90                       4.8%                         5.2%
08/90                       5.6%                         5.2%
09/90                       6.2%                         5.2%
10/90                       6.3%                         4.9%
11/90                       6.3%                         4.9%
12/90                       6.1%                         4.9%
01/91                       5.7%                         4.6%
02/91                       5.3%                         4.6%
03/91                       4.9%                         4.6%
04/91                       4.9%                         4.6%
05/91                       5.0%                         4.6%
06/91                       4.7%                         4.6%
07/91                       4.4%                         4.3%
08/91                       3.8%                         4.3%
09/91                       3.4%                         4.3%
10/91                       2.9%                         4.3%
11/91                       3.0%                         4.3%
12/91                       3.1%                         4.3%
01/92                       2.6%                         4.0%
02/92                       2.8%                         4.0%
03/92                       3.2%                         4.0%
04/92                       3.2%                         3.6%
05/92                       3.0%                         3.6%
06/92                       3.1%                         3.6%
07/92                       3.2%                         3.5%
08/92                       3.1%                         3.5%
09/92                       3.0%                         3.5%
10/92                       3.2%                         3.5%
11/92                       3.0%                         3.5%
12/92                       2.9%                         3.5%
01/93                       3.3%                         3.5%
02/93                       3.2%                         3.5%
03/93                       3.1%                         3.5%
04/93                       3.2%                         3.6%
05/93                       3.2%                         3.6%
06/93                       3.0%                         3.6%
07/93                       2.8%                         3.6%
08/93                       2.8%                         3.6%
09/93                       2.7%                         3.6%
10/93                       2.8%                         3.5%
11/93                       2.7%                         3.5%
12/93                       2.7%                         3.5%
01/94                       2.5%                         3.2%
02/94                       2.5%                         3.2%
03/94                       2.5%                         3.2%
04/94                       2.4%                         3.2%
05/94                       2.3%                         3.2%
06/94                       2.5%                         3.2%
07/94                       2.8%                         3.2%
08/94                       2.9%                         3.2%
09/94                       3.0%                         3.2%
10/94                       2.6%                         3.0%
11/94                       2.7%                         3.0%
12/94                       2.7%                         3.0%
01/95                       2.8%                         2.9%
02/95                       2.9%                         2.9%
03/95                       2.9%                         2.9%
04/95                       3.1%                         2.9%
05/95                       3.2%                         2.9%
06/95                       3.0%                         2.9%
07/95                       2.8%                         2.7%
08/95                       2.6%                         2.7%
09/95                       2.5%                         2.7%
10/95                       2.8%                         2.7%
11/95                       2.6%                         2.7%
12/95                       2.5%                         2.7%
01/96                       2.7%                         2.8%
02/96                       2.7%                         2.8%
03/96                       2.8%                         2.8%
04/96                       2.9%                         2.9%
05/96                       2.9%                         2.9%
06/96                       2.8%                         2.9%
07/96                       3.0%                         2.8%
08/96                       2.9%                         2.8%
09/96                       3.0%                         2.8%
10/96                       3.0%                         2.9%
11/96                       3.3%                         2.9%
12/96                       3.3%                         2.9%
01/97                       3.0%                         2.9%
02/97                       3.0%                         2.9%
03/97                       2.8%                         2.9%
04/97                       2.5%                         2.8%
05/97                       2.2%                         2.8%
06/97                       2.3%                         2.8%
07/97                       2.2%                         3.0%
08/97                       2.2%                         3.0%
09/97                       2.2%                         3.0%
10/97                       2.1%                         3.3%
11/97                       1.8%                         3.3%
12/97                       1.7%                         3.3%
01/98                       1.6%                         3.3%
02/98                       1.4%                         3.3%
03/98                       1.4%                         3.3%
04/98                       1.4%                         3.5%
05/98                       1.7%                         3.5%
06/98                       1.7%                         3.5%
07/98                       1.7%                         3.7%
08/98                       1.6%                         3.7%
09/98                       1.5%                         3.7%
10/98                       1.5%                         3.4%
11/98                       1.5%                         3.4%
12/98                       1.6%                         3.4%
01/99                       1.7%                         3.0%
02/99                       1.6%                         3.0%
03/99                       1.7%                         3.0%
04/99                       2.3%                         3.2%
05/99                       2.1%                         3.2%
06/99                       2.0%                         3.2%
07/99                       2.1%                         3.1%
08/99                       2.3%                         3.1%
09/99                       2.6%                         3.1%
10/99                       2.6%                         3.4%
11/99                       2.6%                         3.4%
12/99                       2.7%                         3.4%
01/00                       2.7%                         4.3%
02/00                       3.2%                         4.3%
03/00                       3.7%                         4.3%
04/00                       3.0%                         4.4%
05/00                       3.1%                         4.4%
06/00                       3.7%                         4.4%

Source: Bloomberg L.P.

Wage inflation also exhibited a marked upward trend during the reporting period. The Employment Cost Index, a measurement of the cost to employ workers, including both wages and benefits, rose 4.4% for the year ended June 2000.

Although these rates of inflation and employment cost may not be alarmingly high by historical standards, the Fed has demonstrated its resolve to keep inflation at bay both in its communications and its actions (six federal funds rate increases since June 1999). In particular, the Fed has expressed concern that if labor markets continue to tighten, increases in wages will outpace productivity growth and place additional upward pressure on prices. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 3.0% in 1999 and at a healthy 3.6% rate in the first half of 2000.

Asset Class Performance--Stock Returns Were Volatile During The Reporting Period

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CUMULATIVE TOTAL RETURNS
(% Change)

          Lehman               MSCI-EAFE                                  S&P 500
       Aggregate  -Registered Trademark-     Russell 2000  -Registered Trademark-
      Bond Index              (ND) Index  Small-Cap Index                   Index
1/00      -0.06%                  -4.56%           -3.23%                  -1.89%
1/00      -0.52%                  -2.21%            0.60%                  -0.28%
1/00      -0.68%                  -4.39%            5.82%                  -1.90%
1/00      -0.01%                  -4.83%            0.05%                  -7.42%
2/00       0.12%                  -2.85%            4.21%                  -2.99%
2/00      -0.17%                  -2.30%            6.54%                  -5.53%
2/00       0.37%                  -3.76%            8.26%                  -8.32%
2/00       1.02%                  -3.01%           10.45%                  -9.19%
3/00       1.20%                  -0.97%           18.72%                  -3.92%
3/00       1.00%                  -0.99%           19.84%                  -4.88%
3/00       1.69%                  -2.17%           14.09%                  -0.15%
3/00       1.57%                  -0.25%           14.01%                   4.14%
3/00       2.20%                  -0.40%            7.09%                   2.27%
4/00       3.02%                  -1.40%            7.88%                   3.48%
4/00       2.95%                  -4.85%           -9.80%                  -7.42%
4/00       2.85%                  -5.64%           -4.23%                  -2.10%
4/00       1.90%                  -5.73%            0.64%                  -0.81%
5/00       0.47%                  -6.12%            1.98%                  -2.16%
5/00       0.34%                  -7.08%           -2.33%                  -2.95%
5/00       0.54%                 -10.41%           -4.56%                  -3.91%
5/00       1.64%                  -9.93%           -8.97%                  -5.89%
6/00       2.83%                  -3.95%            2.11%                   1.04%
6/00       3.15%                  -4.10%            4.16%                  -0.35%
6/00       4.02%                  -4.46%            2.37%                   0.17%
6/00       3.05%                  -5.35%            1.75%                  -1.40%
6/00       3.99%                  -4.06%            3.04%                  -0.42%

Compiled by Charles Schwab & Co., Inc.

/ / The information is historical and does not represent future results. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolio. Investors cannot invest in an index directly.

As shown on the chart above, equity valuations, in particular small-cap, exhibited extreme volatility during the reporting period. Small-cap stocks as represented by the Russell 2000 Index achieved a total return of 3.04% for the six-month reporting period. Large cap stocks, as represented by the S&P 500 Index, experienced a negative return of -0.42% for the same period. Dampened by relatively weak foreign currencies, International stocks, as represented by the MSCI EAFE Index, achieved a negative return of -4.0% for the period. Reflecting a decline in intermediate and long-term interest rates, fixed income returns were generally positive for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.99% for the six-month period.

U.S. Equity Valuation
The price/earnings ratio for the S&P 500-Registered Trademark- Index remained at very high levels during the reporting period and ended the period at a lofty
29.3 times earnings, slightly less than twice its long term average. The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how

                                ----------------

SCHWAB ANNUITY PORTFOLIOS
Schwab MarketTrack Growth Portfolio II
June 30, 2000 Semi-Annual Report

much investors are willing to pay for a company's earning potential. Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record or near record high valuation levels. Reflecting the extraordinary valuations of the technology sector, the price/ earnings ratio (twelve months trailing) for the NASDAQ 100 Index ended the period at 127.5.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 INDEX PRICE/EARNINGS RATIO
Jan-90                              14.37
Feb-90                              14.21
Mar-90                              14.77
Apr-90                              14.82
May-90                              15.84
Jun-90                              16.66
Jul-90                              16.65
Aug-90                              15.57
Sep-90                              14.90
Oct-90                              14.36
Nov-90                              14.59
Dec-90                              15.19
Jan-91                              14.95
Feb-91                              16.82
Mar-91                              17.48
Apr-91                              17.85
May-91                              17.92
Jun-91                              17.96
Jul-91                              18.07
Aug-91                              19.72
Sep-91                              19.88
Oct-91                              19.92
Nov-91                              21.02
Dec-91                              21.85
Jan-92                              23.35
Feb-92                              23.83
Mar-92                              25.45
Apr-92                              25.51
May-92                              25.71
Jun-92                              25.08
Jul-92                              25.61
Aug-92                              25.50
Sep-92                              24.37
Oct-92                              23.94
Nov-92                              24.08
Dec-92                              24.01
Jan-93                              24.20
Feb-93                              24.25
Mar-93                              24.22
Apr-93                              23.20
May-93                              23.21
Jun-93                              22.58
Jul-93                              22.52
Aug-93                              23.02
Sep-93                              23.74
Oct-93                              23.97
Nov-93                              22.55
Dec-93                              23.55
Jan-94                              22.98
Feb-94                              21.17
Mar-94                              20.34
Apr-94                              20.10
May-94                              20.16
Jun-94                              19.76
Jul-94                              18.64
Aug-94                              18.90
Sep-94                              18.26
Oct-94                              17.55
Nov-94                              16.58
Dec-94                              16.98
Jan-95                              16.23
Feb-95                              16.20
Mar-95                              16.50
Apr-95                              16.02
May-95                              16.43
Jun-95                              16.82
Jul-95                              16.55
Aug-95                              16.18
Sep-95                              16.86
Oct-95                              16.18
Nov-95                              17.14
Dec-95                              17.41
Jan-96                              18.11
Feb-96                              18.56
Mar-96                              18.94
Apr-96                              19.16
May-96                              19.48
Jun-96                              19.30
Jul-96                              18.31
Aug-96                              18.62
Sep-96                              19.75
Oct-96                              19.60
Nov-96                              21.05
Dec-96                              20.70
Jan-97                              20.55
Feb-97                              20.98
Mar-97                              19.87
Apr-97                              20.24
May-97                              21.43
Jun-97                              22.45
Jul-97                              23.92
Aug-97                              22.64
Sep-97                              24.00
Oct-97                              22.84
Nov-97                              24.02
Dec-97                              24.51
Jan-98                              24.99
Feb-98                              26.44
Mar-98                              27.76
Apr-98                              26.51
May-98                              26.12
Jun-98                              27.09
Jul-98                              26.78
Aug-98                              22.77
Sep-98                              24.23
Oct-98                              27.58
Nov-98                              30.14
Dec-98                              31.97
Jan-99                              33.29
Feb-99                              32.65
Mar-99                              33.78
Apr-99                              33.90
May-99                              32.74
Jun-99                              34.70
Jul-99                              31.62
Aug-99                              31.21
Sep-99                              29.90
Oct-99                              29.92
Nov-99                              30.65
Dec-99                              32.53
Jan-00                              29.78
Feb-00                              28.59
Mar-00                              31.50
Apr-00                              29.58
May-00                              28.82
Jun-00                              29.31
30-Year Average                      15.8

Source: Bloomberg L.P.

This market overview has been provided by the portfolio management team. PORTFOLIO MANAGEMENT TEAM

Geri Hom -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the equity securities in the Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $20 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

Kimon Daifotis -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the bonds and cash equivalents in the Portfolio. Kimon joined CSIM in his current capacity in October 1997. He was previously with Lehman Brothers, most recently as Vice President in fixed income institutional sales and, prior to that, Senior Portfolio Strategist.

PORTFOLIO HIGHLIGHTS

Q. How did the Portfolio perform during the reporting period?
A. As discussed in the Market Overview section and detailed in the table below, there was a wide range of returns for the various asset classes during the reporting period. Bonds (as measured by the Lehman Aggregate Bond Index) emerged as the strongest major asset class followed closely by the small cap asset class (as measured by the Russell 2000 Index). The Portfolio's six-month return for the period ended 6/30/00 was .25%. The 12-month return was 11.84% and the since-inception (11/1/96) average annual return was 16.68%(1).

                                                           SIX-MONTHS
                                                             RETURN    PORTFOLIO
                                                             AS OF      NEUTRAL
ASSET CLASS                        INDEX(2)                 06/30/00    TARGET
--------------------------------------------------------------------------------
Large-Cap Stocks      S&P 500 Index                            -0.42%       40%
Small-Cap Stocks      Schwab Small-Cap Index                   -4.00%       20%
International Stocks  Schwab International Index               -5.15%       20%
Bonds                 Lehman Aggregate Bond Index               3.99%       15%
Cash Equivalents      Three-Month Treasury Bill                 3.00%        5%

Source: Bloomberg

Because the Portfolio is designed to incorporate a mix of different asset classes, the return over any given period is expected to lag the return of the strongest performing asset class. Conversely, the return of the Portfolio is expected to exceed that of the worst performing asset class for any given period. By dampening the return volatility of any single asset class, the Portfolio is designed to provide more

(1)A portion of the Portfolio's expenses was reduced during the reporting period. Without such reductions, the Portfolio's total return would have been lower. The Portfolio's returns do not include charges and expenses attributable to any particular insurance product. Inclusion of these charges and expenses would reduce returns.

(2)The S&P Index is composed of 500 large-company common stocks representing key industries, including many from the most recognizable companies on the United States. The Schwab Small-Cap Index includes the second-largest 1,000 publicly traded companies in the United States. The Schwab International Index includes the stocks of 350 of the largest publicly traded non-U.S. companies from countries with developed securities markets. The Lehman Aggregate Bond Index includes fixed-rate debt issues rated investment grade or higher.

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
Schwab MarketTrack Growth Portfolio II
June 30, 2000 Semi-Annual Report

stable returns throughout market cycles which, on a risk-adjusted basis, are expected to be very favorable over extended periods of time.

Q. Can you provide an example of how asset allocation reduces portfolio volatility?
A. Adding bonds and cash equivalents to a stock portfolio can help reduce its overall risk. In 1999, The Schwab Center for Investment Research conducted a study analyzing this issue and created the following chart. The chart displays the high, low, and average annual returns from 1970-1999 for five hypothetical portfolios representing the returns of stocks and bonds as measured by their respective indices.(3) As the chart demonstrates, adding bonds to a stock-heavy portfolio would have reduced risk while still producing competitive returns.

A portfolio comprising 40% bonds and 60% stocks, for example, achieved an average annual return of 11.97%--roughly 1.75% less than the 13.72% return of the all-stock portfolio--and with significantly less volatility. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.61%, was about half of the 26.47% loss in the all-stock portfolio. This hypothetical example is for illustrative purposes only, and, of course, past performance does not guarantee future results.
                                  (1970--1999)

                            The Effects of Adding Bonds to an All-Stock Portfolio
                                                  90%              80%              70%              60%
                                                STOCKS           STOCKS           STOCKS           STOCKS
                                100%              10%              20%              30%              40%
                               STOCKS            BONDS            BONDS            BONDS            BONDS

--------------------------------------------------------------------------------------------------------------
Maximum                             37.43%           35.37%           33.30%           31.24%           29.18%
Average                             13.72%           13.32%           12.89%           12.44%           11.97%
Minimum                            -26.47%          -23.25%          -20.04%          -16.82%          -13.61%

Compiled by Charles Schwab & Co., Inc.

(3)The returns do not reflect actual investment in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends. The indices represented are the S&P 500-Registered Trademark-Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses, and cannot be invested in directly.

Q. Why does investing in all the major asset classes make sense?
A. The following chart shows the performance of large-cap, small-cap, and international stocks over ten non-overlapping three-year periods spanning 1972 through 1999. The chart shows that the performance of the various asset classes varied considerably. Sometimes large-caps performed better than small-caps and sometimes the opposite occurred. Some international stocks performed better than domestic stocks and sometimes vice versa. These shifting results are driven by the fact that different asset classes tended to take turns leading the market and these "performance cycles" have varied in length and magnitude. While these cycles may not be entirely random, predicting them can prove to be very difficult. By investing in several asset classes, you can participate in the long-term return performance of the various classes, reduce portfolio volatility (compared to investing in just one asset class) and avoid the entire issue of trying to predict which asset class will be the next winner.

                        Non-Overlapping 3-Year Intervals
                                   1972-1999
                               Annualized Returns

3-YEAR                                                          CRSP           MSCI-EAFE INDEX
PERIOD                                S&P 500 INDEX     NY/AM/NM 6-10 INDEX     INTERNATIONAL
ENDING                               LARGE-CAP STOCKS     SMALL-CAP STOCKS         STOCKS

----------------------------------------------------------------------------------------------
1972                                          12.25%                2.95%               17.34%
1975                                          -4.87%               -9.15%               -2.88%
1978                                           6.99%               28.49%               18.50%
1981                                          14.25%               26.05%                9.35%
1984                                          16.49%               16.47%               10.04%
1987                                          18.11%                8.61%               49.29%
1990                                          14.15%                4.73%                3.05%
1993                                          15.63%               28.29%                9.65%
1996                                          19.66%               14.94%                8.64%
1999                                          27.56%               17.85%               16.06%

Source: Ibbotson Associates, Inc.

/ / The returns do not reflect an actual investment in any security. Indices are unmanaged, do not incur costs or expenses and cannot be invested in directly. Past performance is no guarantee of future results.

                                ----------------

                                      NOTES

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK--39.9%                              OF SHARES     (000S)
     ---------------------------------------------------------------------------
     AEROSPACE / DEFENSE--0.4%
     B.F. Goodrich Co. ............................         100    $      3
     Boeing Co. ...................................         538          23
     Crane Co. ....................................         100           2
     General Dynamics Corp. .......................         100           5
     Lockheed Martin Corp. ........................         200           5
     Northrop Grumman Corp. .......................          61           4
     Raytheon Co., Class B ........................         200           4
     Rockwell International Corp. .................         100           3
     Textron, Inc. ................................         100           5
     TRW, Inc. ....................................         100           4
     United Technologies Corp. ....................         300          18
                                                                   --------
                                                                         76
                                                                   --------
     AIR TRANSPORTATION--0.1%
     AMR Corp.+ ...................................         100           3
     Delta Air Lines, Inc. ........................         100           5
     FedEx Corp.+ .................................         200           8
     Southwest Airlines Co. .......................         300           6
                                                                   --------
                                                                         22
                                                                   --------
     ALCOHOLIC BEVERAGES--0.1%
     Anheuser-Busch Cos., Inc. ....................         300          22
     Brown-Forman Corp., Class B ..................         100           5
                                                                   --------
                                                                         27
                                                                   --------
     APPAREL--0.0%
     Nike, Inc., Class B ..........................         200           8
     VF Corp. .....................................         100           2
                                                                   --------
                                                                         10
                                                                   --------
     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--0.4%
     Dana Corp. ...................................         100           2
     Danaher Corp. ................................         100           5
     Delphi Automotive Systems Corp. ..............         379           6
     Ford Motor Co. ...............................         800          34
     General Motors Corp., Class H ................         400          23
     Genuine Parts Co. ............................         100           2
     Goodyear Tire & Rubber Co. ...................         100           2
     Harley-Davidson, Inc. ........................         200           8
                                                                   --------
                                                                         82
                                                                   --------
     BANKS--1.8%
     AmSouth Bancorp ..............................         250           4
     Bank of America Corp. ........................       1,119          48
     Bank of New York Co., Inc. ...................         500          23

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER        VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     BANKS (CONTINUED)
     Bank One Corp. ...............................         772    $     21
     BB&T Corp. ...................................         226           5
     Chase Manhattan Corp. ........................         750          35
     Comerica, Inc. ...............................          50           2
     Fifth Third Bancorp ..........................         150          10
     First Union Corp. ............................         624          15
     Firstar Corp. ................................         709          15
     Fleet Boston Financial Corp. .................         536          18
     Huntington Bancshares, Inc. ..................         121           2
     J.P. Morgan & Co., Inc. ......................         100          11
     KeyCorp, Inc. ................................         300           5
     Mellon Financial Corp. .......................         300          11
     National City Corp. ..........................         424           7
     Northern Trust Corp. .........................         100           7
     Old Kent Financial Corp. .....................         105           3
     PNC Financial Services Group .................         300          14
     Providian Financial Corp. ....................         100           9
     Regions Financial Corp. ......................         100           2
     SouthTrust Corp. .............................         100           2
     State Street Corp. ...........................         100          11
     Summit Bancorp ...............................         100           2
     SunTrust Banks, Inc. .........................         300          14
     Synovus Financial Corp. ......................         150           3
     U.S. Bancorp .................................         425           8
     Union Planters Corp. .........................         100           3
     Wachovia Corp. ...............................         100           5
     Wells Fargo & Co. ............................       1,100          43
                                                                   --------
                                                                        358
                                                                   --------
     BUSINESS MACHINES & SOFTWARE--6.7%
     3Com Corp.+ ..................................         200          12
     Adaptec, Inc.+ ...............................         100           2
     Adobe Systems, Inc. ..........................         100          13
     Apple Computer, Inc.+ ........................         200          10
     BMC Software, Inc.+ ..........................         200           7
     Cabletron Systems, Inc.+ .....................         100           3
     Ceridian Corp.+ ..............................         100           2
     Cisco Systems, Inc.+ .........................       4,500         286
     Compaq Computer Corp. ........................       1,100          28
     Compuware Corp.+ .............................         200           2
     Comverse Technology, Inc.+ ...................         100           9
     Dell Computer Corp.+ .........................       1,700          84
     EMC Corp.+ ...................................       1,400         108
     Gateway, Inc.+ ...............................         200          11
     Hewlett-Packard Co. ..........................         700          87

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER        VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     BUSINESS MACHINES & SOFTWARE  (CONTINUED)
     International Business Machines Corp. ........       1,200    $    132
     Lexmark International, Inc.+ .................         100           7
     Microsoft Corp.+ .............................       3,400         272
     NCR Corp.+ ...................................         100           4
     Network Appliance, Inc.+ .....................         200          16
     Novell, Inc.+ ................................         200           2
     Novellus Systems, Inc.+ ......................          75           4
     Oracle Corp.+ ................................       1,850         156
     Pitney Bowes, Inc. ...........................         200           8
     Seagate Technology, Inc.+ ....................         100           6
     Sun Microsystems, Inc.+ ......................       1,000          91
     Unisys Corp.+ ................................         200           3
     Xerox Corp. ..................................         500          10
                                                                   --------
                                                                      1,375
                                                                   --------
     BUSINESS SERVICES--2.0%
     Allied Waste Industries, Inc.+ ...............         100           1
     America Online, Inc.+ ........................       1,500          79
     Automatic Data Processing, Inc. ..............         400          21
     Citrix Systems, Inc.+ ........................         100           2
     Computer Associates International, Inc. ......         400          21
     Computer Sciences Corp.+ .....................         100           7
     Convergys Corp.+ .............................         137           7
     Dun & Bradstreet Corp. .......................         100           3
     Ecolab, Inc. .................................         100           4
     Electronic Data Systems Corp. ................         300          12
     Equifax, Inc. ................................         100           3
     First Data Corp. .............................         300          15
     H&R Block, Inc. ..............................         100           3
     IMS Health, Inc. .............................         200           4
     Interpublic Group of Cos., Inc. ..............         200           9
     Mercury Interactive Corp.+ ...................         100          10
     Ominicom Group, Inc. .........................         100           9
     Parametic Technology Corp.+ ..................         200           2
     Paychex, Inc. ................................         225           9
     PeopleSoft, Inc.+ ............................         200           3
     Siebel Systems, Inc.+ ........................         200          33
     Tyco International Ltd. ......................       1,122          53
     VERITAS Software Corp.+ ......................         300          34
     Waste Management, Inc. .......................         345           7
     Yahoo!, Inc.+ ................................         400          50
     Young & Rubicam, Inc. ........................         100           6
                                                                   --------
                                                                        407
                                                                   --------

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER      VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     CHEMICAL--0.7%
     Air Products & Chemicals, Inc. ...............         100    $      3
     Dow Chemical Co. .............................         600          18
     E.I. du Pont de Nemours & Co. ................         669          29
     Hercules, Inc. ...............................         100           1
     Minnesota Mining & Manufacturing Co. .........         300          25
     Pharmacia Corp. ..............................         857          44
     PPG Industries, Inc. .........................         100           4
     Praxair, Inc. ................................         100           4
     Rohm & Haas Co. ..............................         100           3
     Sigma-Aldrich Corp. ..........................         100           3
     Union Carbide Corp. ..........................         100           5
                                                                   --------
                                                                        139
                                                                   --------
     CONSTRUCTION--0.1%
     Fluor Corp. ..................................         100           3
     Masco Corp. ..................................         300           5
     Sherwin-Williams Co. .........................         100           2
     The Stanley Works ............................         100           2
     Vulcan Materials Co. .........................         100           4
                                                                   --------
                                                                         16
                                                                   --------
     CONSUMER - DURABLE--0.0%
     Black & Decker Corp. .........................         100           4
     Leggett & Platt, Inc. ........................         100           2
     Maytag Corp. .................................         100           4
                                                                   --------
                                                                         10
                                                                   --------
     CONSUMER - NONDURABLE--0.3%
     Darden Restaurants, Inc. .....................         100           2
     Fortune Brands, Inc. .........................         100           2
     Hasbro, Inc. .................................         100           2
     Mattel, Inc. .................................         300           4
     McDonald's Corp. .............................         900          30
     Newell Rubbermaid, Inc. ......................         200           5
     Starbucks Corp.+ .............................          60           2
     Tricon Global Restaurants, Inc.+ .............          60           2
     Tupperware Corp. .............................         100           2
     Wendy's International, Inc. ..................         100           2
                                                                   --------
                                                                         53
                                                                   --------
     CONTAINERS--0.0%
     Crown Cork & Seal Co., Inc. ..................         100           2
     Owens-Illinois, Inc.+ ........................         100           1
     Pactiv Corp.+ ................................         100           1
     Sealed Air Corp.+ ............................          53           3
                                                                   --------
                                                                          7
                                                                   --------

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     ELECTRONICS--5.1%
     ADC Telecommunications, Inc.+ ................         200    $     17
     Advanced Micro Devices, Inc.+ ................         100           8
     Altera Corp.+ ................................         182          19
     American Power Conversion Corp.+ .............          75           3
     Analog Devices, Inc.+ ........................         200          15
     Applied Materials, Inc.+ .....................         500          45
     Broadcom Corp., Class A+ .....................          70          15
     Conexant Systems, Inc.+ ......................         100           5
     Intel Corp. ..................................       2,200         294
     ITT Industries, Inc. .........................         100           3
     KLA-Tencor Corp.+ ............................         100           6
     Linear Technology Corp. ......................         200          13
     LSI Logic Corp.+ .............................         200          11
     Lucent Technologies, Inc. ....................       2,065         122
     Maxim Integrated Products, Inc.+ .............         200          14
     Micron Technology, Inc.+ .....................         400          35
     Molex, Inc. ..................................         125           6
     Motorola, Inc. ...............................       1,371          40
     National Semiconductor Corp.+ ................         100           6
     Nextel Communications, Inc., Class A+ ........         500          31
     Nortel Networks Corp. ........................       1,900         130
     PE Corp.-PE Biosystems Group .................         100           7
     QUALCOM, Inc.+ ...............................         500          30
     Sanmina Corp.+ ...............................         100           9
     Scientific-Atlanta, Inc. .....................         100           7
     Solectron Corp.+ .............................         400          17
     Tektronix, Inc. ..............................          50           4
     Tellabs, Inc.+ ...............................         300          21
     Teradyne, Inc.+ ..............................         100           7
     Texas Instruments, Inc. ......................       1,100          76
     Thermo Electron Corp.+ .......................         100           2
     Xilinx, Inc.+ ................................         200          17
                                                                   --------
                                                                      1,035
                                                                   --------
     ENERGY - RAW MATERIALS--0.3%
     Anadarko Petroleum Corp. .....................         100           5
     Apache Corp. .................................         100           6
     Baker Hughes, Inc. ...........................         231           7
     Burlington Resources, Inc. ...................         100           4
     Halliburton Co. ..............................         300          14
     Occidental Petroleum Corp. ...................         200           4
     Schlumberger Ltd. ............................         400          30
                                                                   --------
                                                                         70
                                                                   --------

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     FOOD & AGRICULTURE--1.3%
     Archer-Daniels-Midland Co. ...................         331    $      3
     Bestfoods, Inc. ..............................         200          14
     Campbell Soup Co. ............................         300           9
     Coca-Cola Co. ................................       1,600          92
     Coca-Cola Enterprises, Inc. ..................         300           5
     ConAgra, Inc. ................................         300           6
     General Mills, Inc. ..........................         200           8
     H.J. Heinz Co. ...............................         200           9
     Hershey Foods Corp. ..........................         100           5
     Kellogg Co. ..................................         200           6
     Nabisco Group Holdings Corp. .................         200           5
     PepsiCo, Inc. ................................         900          40
     Quaker Oats Co. ..............................         100           8
     Ralston-Ralston Purina Group .................         200           4
     Sara Lee Corp. ...............................         600          12
     SUPERVALU, Inc. ..............................         100           2
     SYSCO Corp. ..................................         200           8
     Unilever NV - Sponsored ADR ..................         357          15
     Wm. Wrigley Jr. Co. ..........................         100           8
                                                                   --------
                                                                        259
                                                                   --------
     GOLD--0.0%
     Barrick Gold Corp. ...........................         300           5
     Homestake Mining Co. .........................         200           1
     Newmont Mining Corp. .........................         100           2
     Placer Dome, Inc. ............................         200           2
                                                                   --------
                                                                         10
                                                                   --------
     HEALTHCARE / DRUGS & MEDICINE--4.5%
     Abbott Laboratories ..........................       1,000          45
     Aetna, Inc. ..................................         100           6
     Allergan, Inc. ...............................         100           7
     ALZA Corp.+ ..................................         100           6
     American Home Products Corp. .................         900          53
     Amgen, Inc.+ .................................         700          49
     Baxter International, Inc. ...................         200          14
     Becton, Dickinson & Co. ......................         200           6
     Biogen, Inc.+ ................................         100           6
     Biomet, Inc. .................................         100           4
     Boston Scientific Corp.+ .....................         214           5
     Bristol-Myers Squibb Co. .....................       1,300          76
     Cardinal Health, Inc. ........................         150          11
     Eli Lilly & Co. ..............................         700          70
     Guidant Corp.+ ...............................         200          10
     HCA-The Healthcare Co. .......................         300           9

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULEOFINVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     HEALTHCARE / DRUGS & MEDICINE (CONTINUED)
     HealthSouth Corp.+ ...........................         268    $      2
     Humana, Inc.+ ................................         100           1
     Johnson & Johnson ............................         900          92
     Manor Care, Inc.+ ............................         100           1
     McKesson HBOC, Inc. ..........................         174           4
     Medimmune, Inc.+ .............................         200          15
     Medtronic, Inc. ..............................         800          40
     Merck & Co., Inc. ............................       1,500         115
     Pfizer, Inc. .................................       4,250         204
     Quintiles Transnational Corp.+ ...............         100           1
     Schering-Plough Corp. ........................       1,000          51
     St. Jude Medical, Inc.+ ......................         100           5
     Tenet Healthcare Corp.+ ......................         200           5
     UnitedHealth Group, Inc. .....................         100           9
     Watson Pharmaceuticals, Inc.+ ................         100           5
                                                                   --------
                                                                        927
                                                                   --------
     HOUSEHOLD PRODUCTS--0.5%
     Avon Products, Inc. ..........................         200           9
     Clorox Co. ...................................         100           5
     Colgate-Palmolive Co. ........................         400          24
     Gillette Co. .................................         700          24
     International Flavors & Fragrances, Inc. .....         100           3
     Procter & Gamble Co. .........................         800          46
                                                                   --------
                                                                        111
                                                                   --------
     INSURANCE--1.1%
     AFLAC, Inc. ..................................         200           9
     Allstate Corp. ...............................         500          11
     American General Corp. .......................         200          12
     American International Group, Inc. ...........       1,010         119
     Aon Corp. ....................................         150           5
     Chubb Corp. ..................................         100           6
     CIGNA Corp. ..................................         100           9
     Cincinnati Financial Corp. ...................         100           3
     Conseco, Inc. ................................         232           2
     Hartford Financial Services Group, Inc. ......         100           6
     Jefferson-Pilot Corp. ........................          50           3
     Lincoln National Corp. .......................         100           4
     Loew's Corp. .................................         100           6
     Marsh & McLennan Cos., Inc. ..................         150          16
     MBIA, Inc. ...................................         100           5
     MGIC Investment Corp. ........................         100           5
     SAFECO Corp. .................................         100           2
     St. Paul Cos., Inc. ..........................         100           3
     Torchmark Corp. ..............................         100           2
     UnumProvident Corp. ..........................         173           3
                                                                   --------
                                                                        231
                                                                   --------

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER        VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     MEDIA--1.4%
     Clear Channel Communications, Inc.+ ..........         200    $     15
     Comcast Corp., Class A+ ......................         600          24
     Dow Jones & Co., Inc. ........................         100           7
     Gannett Co., Inc. ............................         200          12
     Knight-Ridder, Inc. ..........................         100           5
     McGraw-Hill Cos., Inc. .......................         100           5
     New York Times Co., Class A ..................         100           4
     R.R. Donnelly & Sons Co. .....................         100           2
     Seagram Co. Ltd. .............................         300          17
     Time Warner, Inc. ............................         900          68
     Tribune Co. ..................................         200           7
     Viacom, Inc., Class B+ .......................       1,042          71
     Walt Disney Co. ..............................       1,300          50
                                                                   --------
                                                                        287
                                                                   --------
     MISCELLANEOUS--0.1%
     Agilent Technologies, Inc.+ ..................         266          20
     Visteon Corp. ................................         104           1
                                                                   --------
                                                                         21
                                                                   --------
     MISCELLANEOUS FINANCE--2.2%
     American Express Co. .........................         900          47
     Associates First Capital Corp., Class A ......         462          10
     Bear Stearns Cos., Inc. ......................         110           5
     Capital One Financial Corp. ..................         100           4
     Charles Schwab Corp. .........................         825          28
     Charter One Financial, Inc. ..................         100           2
     Citigroup, Inc. ..............................       2,152         130
     Countrywide Credit Industries, Inc. ..........         100           3
     Fannie Mae ...................................         700          37
     Franklin Resources, Inc. .....................         200           6
     Freddie Mac ..................................         400          16
     Golden West Financial Corp. ..................         100           4
     Household International, Inc. ................         306          13
     Lehman Brothers Holdings, Inc. ...............         100           9
     MBNA Corp. ...................................         525          14
     Merrill Lynch & Co., Inc. ....................         300          35
     Morgan Stanley Dean Witter Discover & Co. ....         730          61
     Paine Webber Group, Inc. .....................         100           5
     Sabre Group Holdings, Inc.+ ..................          72           2
     SLM Holding Corp. ............................         100           4
     T. Rowe Price Associates, Inc. ...............         100           4
     Washington Mutual, Inc. ......................         400          12
                                                                   --------
                                                                        451
                                                                   --------

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                       NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     NON-FERROUS METALS--0.1%
     Alcan Aluminum Ltd. ..........................         100    $      3
     Alcoa, Inc. ..................................         600          17
     Engelhard Corp. ..............................         100           2
     Freeport-McMoRan Copper & Gold, Inc., Class B+         100           1
     Inco Ltd.+ ...................................         100           2
                                                                   --------
                                                                         25
                                                                   --------
     OIL - DOMESTIC--0.3%
     Amerada Hess Corp. ...........................         100           6
     Conoco Inc., Class B .........................         400          10
     Kerr-McGee Corp. .............................         100           6
     Phillips Petroleum Co. .......................         200          10
     Tosco Corp. ..................................         100           3
     Transocean Sedco Forex, Inc. .................         158           8
     Union Pacific Resources Group, Inc. ..........         100           2
     Unocal Corp. .................................         100           3
     USX-Marathon Group, Inc. .....................         200           5
                                                                   --------
                                                                         53
                                                                   --------
     OIL - INTERNATIONAL--1.5%
     Chevron Corp. ................................         400          34
     Exxon Mobil Corp. ............................       2,260         177
     Royal Dutch Petroleum Co. - Sponsored ADR ....       1,400          86
     Texaco, Inc. .................................         400          21
                                                                   --------
                                                                        318
                                                                   --------
     OPTICAL & PHOTO--0.3%
     Corning, Inc. ................................         200          54
     Eastman Kodak Co. ............................         200          12
                                                                   --------
                                                                         66
                                                                   --------
     PAPER & FOREST PRODUCTS--0.3%
     Fort James Corp. .............................         100           2
     Georgia-Pacific Group ........................         100           3
     International Paper Co. ......................         370          11
     Kimberly-Clark Corp. .........................         400          23
     Louisiana-Pacific Corp. ......................         100           1
     Mead Corp. ...................................         100           3
     Westvaco Corp. ...............................         100           3
     Weyerhaeuser Co. .............................         100           4
     Willamette Industries, Inc. ..................         100           3
                                                                   --------
                                                                         53
                                                                   --------

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER      VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     PRODUCER GOODS & MANUFACTURING--2.1%
     Avery Dennison Corp. .........................         100    $      7
     Caterpillar, Inc. ............................         200           7
     Cooper Industries, Inc. ......................         100           3
     Deere & Co. ..................................         200           7
     Dover Corp. ..................................         100           4
     Emerson Electric Co. .........................         300          18
     General Electric Co. .........................       6,400         339
     Honeywell International, Inc. ................         487          16
     Illinois Tool Works, Inc. ....................         200          11
     Ingersoll-Rand Co. ...........................         100           4
     Johnson Controls, Inc. .......................         100           5
     Pall Corp. ...................................         100           2
     Parker-Hannifin Corp. ........................         100           3
     W.W. Grainger, Inc. ..........................         100           3
                                                                   --------
                                                                        429
                                                                   --------
     RAILROAD & SHIPPING--0.1%
     Burlington Northern Santa Fe Corp. ...........         300           7
     CSX Corp. ....................................         100           2
     Kansas City Southern Industries, Inc. ........         100           9
     Norfolk Southern Corp. .......................         200           3
     Union Pacific Corp. ..........................         200           7
                                                                   --------
                                                                         28
                                                                   --------
     RETAIL--2.3%
     Albertson's, Inc. ............................         300          10
     AutoZone, Inc.+ ..............................         100           2
     Bed, Bath & Beyond, Inc.+ ....................         100           4
     Best Buy Co., Inc.+ ..........................         100           6
     Cendant Corp.+ ...............................         440           6
     Circuit City Stores-Circuit City Group .......         100           3
     Consolidated Stores Corp.+ ...................          88           1
     Costco Wholesale Corp.+ ......................         300          10
     CVS Corp. ....................................         290          12
     Dillards, Inc., Class A ......................         100           1
     Dollar General Corp. .........................         195           4
     Federated Department Stores, Inc.+ ...........         100           3
     Gap, Inc. ....................................         537          17
     Home Depot, Inc. .............................       1,500          75
     J.C. Penney Co., Inc. ........................         200           4
     Kmart Corp.+ .................................         300           2
     Kohl's Corp.+ ................................         200          11
     Kroger Co.+ ..................................         500          11

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     RETAIL (CONTINUED)
     Limited, Inc. ................................         300    $      7
     Lowe's Cos., Inc. ............................         300          12
     May Department Stores Co. ....................         250           6
     Nordstrom, Inc. ..............................         100           2
     Office Depot, Inc.+ ..........................         200           1
     RadioShack Corp. .............................         100           5
     Rite Aid Corp. ...............................         100           1
     Safeway, Inc.+ ...............................         300          14
     Sears, Roebuck & Co. .........................         200           7
     Staples, Inc.+ ...............................         300           5
     Target Corp. .................................         300          17
     Tiffany & Co., Inc ...........................          75           5
     TJX Cos., Inc. ...............................         200           4
     Toys `R' Us, Inc.+ ...........................         200           3
     Wal-Mart Stores, Inc. ........................       2,900         167
     Walgreen Co. .................................         700          23
     Winn Dixie Stores, Inc. ......................         100           1
                                                                   --------
                                                                        462
                                                                   --------
     STEEL--0.0%
     Allegheny Technologies, Inc. .................         100           2
     USX-U.S. Steel Group, Inc. ...................         100           2
                                                                   --------
                                                                          4
                                                                   --------
     TELEPHONE--2.5%
     Alltel Corp. .................................         200          12
     AT&T Corp. ...................................       2,412          76
     Bell Atlantic Corp. ..........................       1,006          51
     BellSouth Corp. ..............................       1,200          51
     CenturyTel, Inc. .............................         150           4
     Global Crossing Ltd.+ ........................         605          16
     GTE Corp. ....................................         600          37
     SBC Communications, Inc. .....................       2,181          94
     Sprint Corp. (FON Group) .....................         600          31
     Sprint Corp. (PCS Group)+ ....................         600          36
     US West, Inc. ................................         305          26
     Worldcom, Inc.+ ..............................       1,831          84
                                                                   --------
                                                                        518
                                                                   --------
     TOBACCO--0.2%
     Philip Morris Cos., Inc. .....................       1,500          40
     UST, Inc. ....................................         100           1
                                                                   --------
                                                                         41
                                                                   --------

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER      VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     TRAVEL & RECREATION--0.1%
     Brunswick Corp. ..............................         100    $      2
     Carnival Corp. ...............................         400           8
     Harrah's Entertainment, Inc.+ ................         100           2
     Hilton Hotels Corp. ..........................         200           2
     Marriott International, Inc., Class A ........         100           4
                                                                   --------
                                                                         18
                                                                   --------
     TRUCKING & FREIGHT--0.0%
     PACCAR, Inc. .................................         100           4
                                                                   --------

     UTILITIES - ELECTRIC & GAS--1.0%
     AES Corp.+ ...................................         300          14
     Ameren Corp. .................................         100           3
     American Electric Power Co., Inc. ............         160           5
     Cinergy Corp. ................................         100           3
     CMS Energy Corp. .............................         100           2
     Coastal Corp. ................................         200          12
     Columbia Energy Group ........................          50           3
     Consolidated Edison, Inc. ....................         100           3
     Constellation Energy Group, Inc. .............         100           3
     CP&L Energy, Inc. ............................         100           3
     Dominion Resources, Inc. .....................         146           6
     DTE Energy Co. ...............................         100           3
     Duke Energy Corp. ............................         200          11
     Edison International .........................         200           4
     El Paso Energy Corp. .........................         200          10
     Enron Corp. ..................................         500          32
     Entergy Corp. ................................         200           5
     First Energy Corp. ...........................         100           2
     Florida Progress Corp. .......................         100           5
     FPL Group, Inc. ..............................         100           5
     GPU, Inc. ....................................         100           3
     New Centuries Energies, Inc. .................         100           3
     Niagara Mohawk Holdings, Inc.+ ...............         100           1
     Northern States Power Co. ....................         100           2
     PECO Energy Co. ..............................         100           4
     PG&E Corp. ...................................         200           5
     Pinnacle West Capital Corp. ..................         100           3
     PPL Corp. ....................................         100           2
     Public Service Enterprise Group, Inc. ........         100           3
     Reliant Energy, Inc. .........................         200           6
     Sempra Energy ................................          85           1
     Southern Co. .................................         400           9
     TXU Corp. ....................................         200           6

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)


                                                        NUMBER       VALUE
     COMMON STOCK (CONTINUED)                         OF SHARES     (000S)
     ---------------------------------------------------------------------------
     UTILITIES - ELECTRIC & GAS (CONTINUED)
     Unicom Corp.                                           100      $    4
     Williams Cos., Inc.                                    300          13
                                                                     ------
                                                                        199
                                                                     ------
     TOTAL COMMON STOCK
        (Cost $5,294)                                                 8,202
                                                                    -------
     INVESTMENT FUNDS--56.0%
     ---------------------------------------------------------------------------
     Schwab International Index Fund, Select Shares     217,792       4,158
     Schwab Small-Cap Index Fund, Select Shares         200,100       4,190
     Schwab Total Bond Market Index Fund                329,693       3,142
                                                                    -------
     TOTAL INVESTMENT FUNDS
        (Cost $10,281)                                               11,490
                                                                    -------
     SHORT-TERM INVESTMENTS--5.3%
     ---------------------------------------------------------------------------
     Schwab Value Advantage Money Fund, Investor Shares,
        6.25%*                                          800,235         800
     Wachovia Bank Time Deposit,
        6.00%*, 07/03/00                                282,290         282
                                                                    -------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $1,082)                                                 1,082
                                                                    -------
     TOTAL INVESTMENTS--101.2%
        (Cost $16,657)                                               20,774
                                                                    -------
     OTHER ASSETS AND LIABILITIES, NET--(1.2%)
     Other assets                                                        29
     Liabilities                                                       (273)
                                                                    -------
                                                                       (244)
                                                                    -------
     TOTAL NET ASSETS--100.0%                                       $20,530
                                                                    =======

     NOTES TO SCHEDULE OF INVESTMENTS

     +  Non-income producing security.
     *  Interest rate represents the yield on report date.
     ADR--American Depositary Receipt.

                                -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 2000 (UNAUDITED)


ASSETS
Investments, at value (Cost $16,657) ..............     $20,774
Receivables:
     Investments sold .............................          15
     Dividends ....................................          11
     Dividend tax reclaim .........................           1
Prepaid expenses ..................................           2
                                                        -------
       Total assets ...............................      20,803
                                                        -------
LIABILITIES
Payables:
     Investments purchased ........................          25
     Fund shares redeemed .........................         203
Accrued expenses ..................................          45
                                                        -------
       Total liabilities                                    273
                                                        -------
Net assets applicable to outstanding shares .......     $20,530
                                                        =======
NET ASSETS CONSIST OF:
Paid-in capital ...................................     $15,902
Undistributed net investment income ...............         316
Accumulated net realized gain on investments sold .         195
Net unrealized appreciation on investments ........       4,117
                                                        -------
                                                        $20,530
                                                        =======

PRICING OF SHARES
Outstanding shares, $0.00001 par value
  (unlimited shares authorized) ...................       1,294
Net Asset Value, offering and redemption
  price per share .................................      $15.87

-----------------
See accompanying Notes to Financial Statements.


                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


INVESTMENT INCOME:
   Dividends ......................................       $ 162
   Interest .......................................           7
                                                          -----
     Total investment income ......................         169
                                                          -----
EXPENSES:
   Investment advisory and administration fees ....          52
   Custodian fees .................................           3
   Portfolio accounting fees ......................           1
   Professional fees ..............................          15
   Registration fees ..............................           1
   Shareholder reports ............................           7
   Trustees' fees .................................           3
   Proxy fees .....................................           2
   Other expenses .................................           7
                                                          -----
                                                             91
Less: expenses reduced ............................         (32)
                                                          -----
     Net expenses incurred by fund ................          59
                                                          -----
NET INVESTMENT INCOME .............................         110
                                                          -----
NET REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments sold ........          43
                                                          -----
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS:
     Net unrealized depreciation on investments ...        (103)
                                                          -----
Net loss on investments ...........................         (60)
                                                          -----
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..       $  50
                                                          =====

-----------------
See accompanying Notes to Financial Statements.

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                                                                              SIX MONTHS
                                                                                 ENDED       YEAR ENDED
                                                                            JUNE 30, 2000     DECEMBER 31,
                                                                              (UNAUDITED)        1999
----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ..................................................     $   110         $   206
   Net realized gain on investments sold and foreign currency transactions           43             151
   Net unrealized appreciation (depreciation) on investments and foreign
     currency translation .................................................        (103)          2,643
                                                                                -------         -------
   Increase in net assets resulting from operations .......................          50           3,000
                                                                                -------         -------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income ...................          --            (203)
   Distributions to shareholders from net capital gains ...................          --          (1,117)
                                                                                -------         -------
   Total dividends and distributions to shareholders ......................          --          (1,320)
                                                                                -------         -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..............................................       3,661           3,291
   Net asset value of shares issued in reinvestment of dividends ..........          --           1,321
   Less payments for shares redeemed ......................................      (2,137)         (1,690)
                                                                                -------         -------
   Increase in net assets from capital share transactions .................       1,524           2,922
                                                                                -------         -------
Total increase in net assets ..............................................       1,574           4,602

Net Assets:
   Beginning of period ....................................................      18,956          14,354
                                                                                -------         -------
   End of period (including undistributed net investment income
     of $316 and $206, respectively) ......................................     $20,530         $18,956
                                                                                =======         =======
NUMBER OF FUND SHARES:
   Sold ...................................................................         234             217
   Reinvested .............................................................          --              85
   Redeemed ...............................................................        (137)           (113)
                                                                                -------         -------
   Net increase in shares outstanding .....................................          97             189

SHARES OUTSTANDING:
   Beginning of period ....................................................       1,197           1,008
                                                                                -------         -------
   End of period ..........................................................       1,294           1,197
                                                                                =======         =======

-----------------
See accompanying Notes to Financial Statements.


                               -----------------

                               -----------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
FINANCIAL HIGHLIGHTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND THE FISCAL PERIODS ENDED
DECEMBER 31,


                                                             2000           1999            1998        1997        1996 3
                                                            -------        -------        -------     -------     -------
PER-SHARE DATA($):
 Net asset value at beginning of period                       15.84          14.24          12.95       10.42       10.00
                                                            -------        -------        -------     -------     -------
 Income from investment operations:
    Net investment income                                      0.07           0.15           0.17        0.22 4      0.04
    Net realized and unrealized gain (loss)
      on investments                                          (0.04)          2.63           1.52        2.33        0.38
                                                            -------        -------        -------     -------     -------
    Total income from investment operations                    0.03           2.78           1.69        2.55        0.42
 Less distributions:
    Dividends from net investment income                      --             (0.18)         (0.15)      (0.02)      --
    Distributions from capital gains                          --             (1.00)         (0.25)      --5         --
                                                            -------        -------        -------     -------     -------
    Total distributions                                       --             (1.18)         (0.40)      (0.02)      --
                                                            -------        -------        -------     -------     -------
NET ASSET VALUE AT END OF PERIOD                              15.87          15.84          14.24       12.95       10.42
                                                            =======        =======        =======     =======     =======

 Total return (%)                                               0.25 1       19.63          13.07       24.54        4.20 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------
Ratio of net operating expenses to average
    net assets                                                 0.60 2,6       0.56           0.57        0.75        0.67 2
Expense reductions reflected in above ratio                    0.33 2         0.53           0.71        1.24        4.04 2
Ratio of net investment income to average
    net assets                                                 1.13 2         1.32           1.64        1.98        2.35 2
 Portfolio turnover rate                                         12             14             67          81           7
 Net assets, end of period ($ x 1,000)                       20,530         18,956         14,354      10,333       5,384

1 Not annualized.
2 Annualized.
3 For the period from November 1, 1996 (commencement of operations) to
  December 31, 1996.
4 Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
5 Less than one cent per share.
6 Would have been 0.61% if certain non-routine expenses (proxy fees) had been included.

-----------------
See accompanying Notes to Financial Statements.

                               -----------------
                                       21

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)

1.  DESCRIPTION OF THE FUND

The Schwab MarketTrack Growth Portfolio II (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no-load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective daily net asset values as determined by those funds, in accordance with the 1940 Act. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FOREIGN CURRENCY TRANSLATION--The accounting records of the fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in a foreign currencies are translated into U.S. dollars at the exchange rates on June 30, 2000. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

EXPENSES--Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

At June 30, 2000, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $4,117 of which $4,658 related to appreciated securities and $541 related to depreciated securities.

RECLASSIFICATIONS--Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of June 30, 2000, there were no reclassifications.

                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO IITM
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.44% of the first $500 million of average daily net assets, and 0.39% of such net assets over $500 million. The investment adviser has reduced a portion of its fee for the six months ended June 30, 2000 (see Note 4).

For the period April 30, 1999 through June 29, 2000, the fund paid an annual fee, payable monthly, of 0.54% of the first $500 million of average daily net assets, and 0.49% of such net assets over $500 million. Prior to April 30, 1999, the fund paid an annual fee, payable monthly, of 0.74% on the first $1 billion of average daily net assets, 0.69% on the next $1 billion of average daily net assets and 0.64% on such net assets over $2 billion.

OFFICERS AND TRUSTEES--Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the six months ended June 30, 2000, the fund made no direct payments to its officers or trustees who were "interest persons" within the meaning of the 1940 Act. The fund incurred fees of $3 related to the trust's unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS--Pursuant to an Exemptive Order issued by the SEC, the fund may invest in other SchwabFunds(R). As of June 30, 2000, the fund owned 0.32% of the outstanding shares of the Schwab International Index Fund(R); less than one-tenth percent of the outstanding shares of the Schwab Value Advantage Money Fund(R); 0.52% of the outstanding shares of the Schwab Total Bond Market Index Fund(TM) and; 0.29% of the outstanding shares of the Schwab Small-Cap Index Fund.(R)

As of June 30, 2000, The Schwab MarketTrack Growth Portfolio II held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $28.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2001, the fund's net operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses.

For the six months ended June 30, 2000, the total of such fees and expenses reduced by the investment adviser were $32.

5.  BORROWING AGREEMENTS

The trust has both committed and uncommitted lines of credit arrangements with PNC Bank N.A., Bank of America NT&SA and The Bank of New York, whereby the trust may borrow on behalf of the funds, as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes. The trust may borrow in an aggregate amount of up to $150 million from PNCBank N.A. and $133 million from Bank of America NT&SA. The Schwab S&P 500 Portfolio and the Schwab MarketTrack Growth Portfolio IImay borrow in an aggregate amount of up to $33 million and $183 million from The Bank of New York, respectively. Amounts borrowed under these arrangements bear interest at periodically negotiated rates. The fund also pays annual fees for the unused balance of the committed line of credit. During the reporting period, the fund only borrowed against the uncommitted lines of credit. As of June 30, 2000, there were no borrowings outstanding.


6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations and U.S. government securities, aggregated $3,899 and $2,235, respectively, for the six months ended June 30, 2000.





                               -----------------

                               -----------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
OTHER INFORMATION
SHAREHOLDER VOTE

A special meeting of the shareholders of the Schwab Annuity Portfolios was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.


                                      NUMBER OF            NUMBER OF
                                  SHARES VOTED FOR       SHARES WITHHELD
                                  ----------------       ---------------
Charles R. Schwab                    125,968,273            1,733,505
Mariann Byerwalter                   125,568,665            2,133,113
Jeremiah H. Chafkin                  125,620,059            2,081,719
Donald F. Dorward                    123,479,638            4,222,140
William A. Hasler                    123,430,400            4,271,378
Robert G. Holmes                     123,479,638            4,222,140
Steven L. Scheid                     125,916,879            1,784,899
Gerald B. Smith                      123,481,793            4,219,985
Donald R. Stephens                   125,619,640            2,082,138
Michael W. Wilsey                    125,568,246            2,133,532


                               -----------------
                                       24

SCHWAB ANNUITY PORTFOLIOS
Schwab Money Market Portfolio
June 30, 2000 Semi-Annual Report

Market Overview

PORTFOLIO MANAGEMENT TEAM

Stephen B. Ward -- Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolio. Steve joined Charles Schwab Investment Management (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

Karen Wiggan -- Portfolio Manager, has managed the Schwab Money Market Portfolio since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current status in March 1999.

U.S. Economic Growth Remains Strong
April 2000 marked the beginning of the tenth year of the current economic expansion, making it the longest in U.S. history. Gross Domestic Product (GDP) grew at a real (inflation adjusted) rate of 4.6% during 1999--the fourth consecutive year at 4% or more--and 5.0% during the first half of 2000. This rate is considered by most economists and the Federal Reserve (Fed) to be in excess of what the economy can absorb without experiencing inflationary pressures--perhaps 3.5% to 4.0%. High levels of consumer spending fueled by rising incomes, personal wealth and consumer confidence, as well as strong business capital investment and a healthy housing sector have been the principal factors continuing this lengthy expansion.

Looking ahead, the availability of scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens in the second half of 2000. The Federal Reserve (Fed) has raised the federal funds rate by 1.75% since June 1999. Although there have been preliminary signs that the vigorous rate of economic growth may be slowing, there still may be the potential need for additional Fed rate increases either later this year, or early in 2001 following the presidential election. The consensus of most economists is that the U.S. economy appears poised for continued strong growth, albeit at lower rates than experienced in the first half of 2000.

Unemployment Continues To Be Very Low
The unemployment rate remained very low and dropped to 3.9% in April 2000, a three-decade low. Employment growth continues to exceed population growth. Reflecting a shrinking pool of available workers, labor markets continue to be extremely tight in many areas of the country and there has been some regional evidence of labor shortages driving up wages. The labor force participation rate, which measures the employment population as a percent of the total population, is at a post-war high, and the Fed has expressed its concern that a continuation of strong demand and tight labor markets may put pressure on manufacturers and service providers to raise prices.

Inflation Remains Contained, But Concerns Emerge
Virtually all measures of price inflation exhibited upward trends during the reporting period. The Consumer Price Index (CPI) rose 3.7% for the year ended June 2000. Its core rate (which excludes the more volatile food and energy components) trended up to 2.4%. The Personal Consumption Expenditures Index, a measure of inflation closely watched by the Fed, rose 2.6% for the same period. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 2.9% during the first half of 2000.

Wage inflation also exhibited a marked upward trend during the reporting period. The Employment Cost Index, a measurement of the cost to employ workers, including both wages and benefits, rose 4.4% for the year ended June 2000.

Although these rates of inflation and employment cost may not be alarmingly high by historical standards, the Fed has demonstrated its resolve to keep inflation at bay both in its communications and its actions (six federal funds rate increases since June 1999). In particular, the Fed has expressed concern that if labor markets continue to tighten, increases in wages will outpace productivity growth and place additional upward pressure on prices. In such an environment, productivity growth becomes

                                ----------------

SCHWAB ANNUITY PORTFOLIOS
Schwab Money Market Portfolio (continued)
June 30, 2000 Semi-Annual Report

particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 3.0% in 1999 and at a healthy 3.6% rate in the first half of 2000.

Short-Term Interest Rate Environment
Short-term interest rates increased during the reporting period. The rising rate environment resulted from a combination of a robust U.S. economy and the Federal Open Market Committee's (FOMC's) policies to head off potential inflation. During the reporting period, the U.S. economy continued to experience rapid growth, despite the Fed's six rate hikes since June 1999. Strong employment and record high equity values stimulated consumer spending, a key factor fueling the economy. As a result, gross domestic product for the first half of 2000 advanced strongly at a 5.0% rate. The Federal Reserve (Fed) believed that the economy's blistering growth rate could cause inflationary pressures that might derail nine and a half years of expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2000 YIELDS ON 90-DAY COMMERCIAL PAPER
AND THREE-MONTH TREASURY BILLS

             Three-Month            90-Day
           Treasury Bill  Commercial Paper
1/7/2000           5.38%             5.66%
1/14/2000          5.40%             5.71%
1/21/2000          5.46%             5.77%
1/28/2000          5.62%             5.79%
2/4/2000           5.66%             5.85%
2/11/2000          5.63%             5.86%
2/18/2000          5.75%             5.86%
2/25/2000          5.77%             5.88%
3/3/2000           5.82%             5.89%
3/10/2000          5.89%             5.91%
3/17/2000          5.87%             6.00%
3/24/2000          5.90%             6.05%
3/31/2000          5.87%             6.09%
4/7/2000           5.89%             6.09%
4/14/2000          5.78%             6.08%
4/21/2000          5.80%             6.12%
4/28/2000          5.83%             6.17%
5/5/2000           5.97%             6.41%
5/12/2000          6.13%             6.54%
5/19/2000          5.87%             6.59%
5/26/2000          5.83%             6.61%
6/2/2000           5.87%             6.62%
6/9/2000           5.91%             6.57%
6/16/2000          5.83%             6.57%
6/23/2000          5.84%             6.57%
6/30/2000          5.85%             6.58%

Source: Bloomberg L.P.

In the first half of the reporting period, the Fed adhered to a gradual approach to slow down the economy by twice raising the federal funds target rate by 0.25% in February and March. However, economic data remained strong, with April's unemployment rate dipping down to 3.9%, the lowest level in 30 years. In an effort to keep inflation in check and cool off the torrid economy, the Fed abandoned the more gradual approach and raised the short-term rate by 0.50% in May, lifting the federal funds rate to 6.5%, the highest level since 1991.

Portfolio Highlights
The reporting period was characterized by a sharply rising interest rate environment. During this period, we restructured the portfolio and implemented a "barbell" strategy. A portion of the portfolio was invested in securities with shorter-dated maturities, allowing the fund's yield to benefit immediately as short-term market rates rose. A portion of the portfolio was also invested in higher-yielding securities with longer-dated maturities.

Our long-term strategy for the fund is to maintain a dollar-weighted average maturity (DWAM) slightly longer than those of other funds with similar investment objectives. During the reporting period, we deviated from this strategy somewhat by shortening the fund's DWAM to be neutral to our peers DWAMs. Shortening the fund's weighted average maturity allowed us to take advantage of the rising rate environment by investing in securities at higher yield levels.

This market overview has been provided by the portfolio management team.

Yield Summary as of 6/30/00(1)
------------------------------
7-Day Yield                                         5.96%
7-Day Effective Yield                               6.14%

(1)A portion of the Portfolio's expenses was reduced during this reporting period. Without such reductions, the Portfolio's yields would have been lower. The Portfolio's yields do not include charges and expenses attributable to any particular insurance product. Inclusion of these charges and expenses would reduce yields.

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
PORTFOLIO SUMMARY (000's)

                                  Asset Growth

                                             Percentage
                  Total          Total       Growth Over
               Net Assets      Net Assets     Reporting
              as of 6/30/00  as of 12/31/99    Period
              ------------------------------------------
                $137,486        $119,612           15%
              ------------------------------------------

                      Average Yields for the Periods Ended
                                 June 30, 2000*

                 Last         Last          Last
              Seven Days  Three Months  Twelve Months
              ---------------------------------------
                5.96%          5.71%          5.16%
              ---------------------------------------

                               Maturity Schedule
                          Percent of Total Investments

              Maturity Range                               9/30/99  12/31/99  3/31/00  6/30/00
              --------------------------------------------------------------------------------
                 0-- 15 Days                                32.2%    15.0%     26.1%    28.5%
                16-- 30 Days                                 7.6      32.5     23.7     14.2
                31-- 60 Days                                30.9      36.3     21.9     17.1
                61-- 90 Days                                 4.2      3.0      16.8     26.6
                91--120 Days                                 9.4      7.2       4.5      5.6
               Over 120 Days                                15.7      6.0       7.0      8.0
              Weighted Average                             51 Days  43 Days   46 Days  50 Days
              --------------------------------------------------------------------------------

                               Portfolio Quality

                                                          Percent of
                                             SEC Tier  Total Investments
                                              Rating        6/30/00
                                             ---------------------------
                                              Tier 1        100.0%

---------
* A portion of the Portfolio's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower. The Portfolio's yields do not include charges and expenses attributable to any particular insurance product. Inclusion of these charges and expenses would reduce yields.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                ----------------

                                ----------------
SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

              U.S. GOVERNMENT SECURITIES--87.0%          PAR (000s) VALUE (000s)
              ------------------------------------------------------------------
              DISCOUNT NOTES--87.0%
              Federal Farm Credit Bank
                 6.41%, 07/05/00 .....................     $1,800    $  1,799
                 5.98%, 07/14/00 .....................      1,000         998
                 6.55%, 08/02/00 .....................      4,000       3,977
                 6.46%, 08/03/00 .....................      2,000       1,988
                 6.46%, 08/08/00 .....................      2,000       1,986
                 6.52%, 08/09/00 .....................      1,000         993
                 6.56%, 08/11/00 .....................      2,238       2,221
                 6.51%, 08/14/00 .....................      2,000       1,984
                 6.51%, 09/01/00 .....................      2,735       2,705
                 6.33%, 09/13/00 .....................      2,000       1,975
                 6.58%, 09/21/00 .....................      3,000       2,956
                 6.84%, 11/17/00 .....................      3,000       2,923
                 6.35%, 01/02/01 .....................      1,500       1,454
              Federal Home Loan Bank
                 6.47%, 07/12/00 .....................      1,054       1,052
                 6.18%, 07/26/00 .....................      2,000       1,992
                 6.53%, 09/01/00 .....................      2,000       1,978
                 6.54%, 09/06/00 .....................      2,000       1,976
                 6.56%, 09/08/00 .....................      2,000       1,975
                 6.57%, 09/08/00 .....................      3,000       2,963
                 6.56%, 09/15/00 .....................      3,000       2,959
                 6.58%, 09/15/00 .....................      3,000       2,959
                 6.31%, 09/22/00 .....................      2,000       1,972
                 6.62%, 09/27/00 .....................      2,000       1,968
                 6.85%, 11/22/00 .....................      3,000       2,921
              Federal Home Loan Mortgage Corporation
                 6.01%, 07/13/00 .....................      2,000       1,996
                 6.19%, 07/20/00 .....................      3,000       2,990
                 6.19%, 07/27/00 .....................      2,000       1,991
                 5.70%, 07/28/00 .....................      1,000         996
                 6.14%, 08/17/00 .....................      1,000         992
                 6.24%, 08/17/00 .....................      2,000       1,984
                 6.26%, 09/14/00 .....................      1,000         987
                 6.57%, 09/21/00 .....................      3,000       2,956
                 6.60%, 09/21/00 .....................      2,000       1,970
                 6.34%, 10/12/00 .....................      2,000       1,965
                 6.37%, 10/12/00 .....................      2,000       1,965
              Federal National Mortgage Association
                 6.15%, 07/06/00 .....................      2,000       1,998
                 6.01%, 07/13/00 .....................      2,000       1,996
                 6.15%, 07/13/00 .....................      2,000       1,996
                 6.39%, 07/20/00 .....................      2,000       1,993
                 6.26%, 07/27/00 .....................      2,000       1,991
                 6.09%, 08/10/00 .....................      2,000       1,987
                 6.51%, 08/16/00 .....................      2,000       1,984

                                ----------------
                                       4

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

              U.S. GOVERNMENT SECURITIES (CONTINUED)    PAR (000s) VALUE (000s)
              ------------------------------------------------------------------
                 6.33%, 09/28/00 .....................     $2,000    $  1,970
                 6.38%, 09/28/00 .....................      2,000       1,969
                 6.63%, 09/28/00 .....................      1,000         984
                 6.36%, 10/05/00 .....................      2,000       1,967
                 6.35%, 10/12/00 .....................      2,000       1,965
                 6.67%, 11/02/00 .....................      1,000         978
                 6.72%, 11/02/00 .....................      1,000         978
                 6.72%, 12/14/00 .....................      2,000       1,940
              Tennessee Valley Authority
                 6.42%, 07/10/00 .....................      2,000       1,997
                 6.44%, 07/12/00 .....................      5,696       5,685
                 6.39%, 07/17/00 .....................      2,000       1,994
                 6.39%, 07/18/00 .....................      2,000       1,994
                 6.39%, 07/19/00 .....................      2,000       1,994
                 6.46%, 07/28/00 .....................      2,000       1,990
                 6.43%, 08/01/00 .....................      1,850       1,840
                 6.44%, 08/01/00 .....................      2,000       1,989
                                                                     --------
              TOTAL U.S. GOVERNMENT SECURITIES
                 (Cost $119,645) .....................                119,645
                                                                     --------

              REPURCHASE AGREEMENTS--14.8% (a)             MATURITY VALUE (000s)
              ------------------------------------------------------------------
              Bank of America Securities L.L.C. Tri-Party
                Repurchase Agreement Collateralized by U.S.
                Government Securities
                 6.32%   Issue 06/30/00
                         Due   07/03/00 ..............     20,361      20,350
                                                                     --------
                  TOTAL REPURCHASE AGREEMENTS
                     (Cost $20,350) ..................                 20,350
                                                                     --------
                  TOTAL INVESTMENTS--101.8%
                     (Cost $139,995) .................                139,995
                                                                     --------
                  OTHER ASSETS AND LIABILITIES--(1.8%)
                     Other assets ....................                      6
                     Liabilities .....................                 (2,515)
                                                                     --------
                                                                       (2,509)
                                                                     --------
                  NET ASSETS--100.0% .................               $137,486
                                                                     ========

                 --------------
                  NOTES TO SCHEDULE OF INVESTMENTS

                  Yields shown are effective yields at the time of purchase. Yields for each security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.
                  (a)Repurchases   agreements   due  dates  are  considered  the
                     maturity date. Repurchase agreement with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

                  See accompanying Notes to Financial Statements.

                                ----------------

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS, EXCEPT FOR NET ASSET VALUE PER SHARE)
JUNE 30, 2000 (UNAUDITED)

ASSETS:
   Investments, at value (Cost: $119,645) ......................   $119,645
   Repurchase agreements, at value (Cost: $20,350)..............     20,350
   Interest receivable .........................................          3
   Prepaid expenses ............................................          3
                                                                   --------
      Total assets .............................................    140,001
                                                                   --------
LIABILITIES:
   Payables:
      Dividends ................................................         93
      Fund shares redeemed .....................................      2,364
      Investment advisory and administration fees ..............          3
   Accrued expenses ............................................         55
                                                                   --------
      Total liabilities ........................................      2,515
                                                                   --------
Net assets applicable to outstanding shares ....................   $137,486
                                                                   ========
NET ASSETS consist of
   Paid-in capital .............................................   $137,501
   Accumulated net realized loss on investments sold ...........        (15)
                                                                   --------
                                                                   $137,486
                                                                   ========
PRICING OF SHARES
   Outstanding shares, $0.00001 par value
      (unlimited shares authorized) ............................    137,533

NET ASSET VALUE, offering and redemption price per share .......   $   1.00


See accompanying Notes to Financial Statements.

                                ----------------
                                       6

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
INTEREST INCOME ................................................   $3,999
                                                                   ------
EXPENSES:
   Investment advisory and administration fees .................      252
   Custodian and portfolio accounting fees .....................       43
   Professional fees ...........................................       14
   Registration fees ...........................................       10
   Shareholder reports .........................................       14
   Trustees' fees ..............................................        6
   Proxy fees ..................................................       10
   Other expenses ..............................................        3
                                                                   ------
                                                                      352
Less: expenses reduced .........................................      (22)
                                                                   ------
      Net expenses incurred by fund ............................      330
                                                                   ------
NET INVESTMENT INCOME ..........................................    3,669
                                                                   ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $3,669
                                                                   ======

See accompanying Notes to Financial Statements.

                                ----------------

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                                 SIX MONTHS
                                                                    ENDED        YEAR ENDED
                                                                JUNE 30, 2000   DECEMBER 31,
                                                                 (UNAUDITED)        1999
                                                                -------------    ------------
OPERATIONS:
   Net investment income .......................................    $   3,669     $   5,001
   Net realized loss on investments sold .......................           --            (3)
                                                                    ---------     ---------
   Increase in net assets resulting from operations ............        3,669         4,998
                                                                    ---------     ---------
DIVIDENDS AND DISTRIBUTIONS
   Dividends to shareholders from net investment income ........       (3,669)       (5,001)
                                                                    ---------     ---------

CAPITAL SHARE TRANSACTIONS: (at $1.00 per share):
   Proceeds from shares sold ...................................      233,893       369,371
   Net asset value of shares issued in reinvestment of dividends        3,576         5,378
   Payments for shares redeemed ................................     (219,595)     (333,400)
                                                                    ---------     ---------
   Increase in net assets from capital share transactions ......       17,874        41,349
                                                                    ---------     ---------
Total increase in net assets ...................................       17,874        41,346

NET ASSETS:
   Beginning of period .........................................      119,612        78,266
                                                                    ---------     ---------
   End of period ...............................................    $ 137,486     $ 119,612
                                                                    =========     =========

See accompanying Notes to Financial Statements.

                                ----------------
                                       8

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,


                                        2000 1       1999       1998       1997       1996       1995
                                        ------       ----       ----       ----       ----       ----
PER-SHARE DATA ($)
Net asset value at beginning
   of period                              1.00        1.00       1.00       1.00       1.00       1.00
                                       -------     -------     ------     ------     ------     ------
Income from investment
   operations:
   Net investment income                  0.03        0.05       0.05       0.05       0.05       0.05
                                       -------     -------     ------     ------     ------     ------
   Total income from investment
     operations                           0.03        0.05       0.05       0.05       0.05       0.05
Less distributions:
   Dividends from net investment
     income                              (0.03)      (0.05)     (0.05)     (0.05)     (0.05)     (0.05)
                                       -------     -------     ------     ------     ------     ------
   Total distributions                   (0.03)      (0.05)     (0.05)     (0.05)     (0.05)     (0.05)
                                       -------     -------     ------     ------     ------     ------
NET ASSET VALUE AT END
   OF PERIOD                              1.00        1.00       1.00       1.00       1.00       1.00
                                       =======     =======     ======     ======     ======     ======
Total return (%)                          2.77 2      4.69       5.07       5.12       4.98       5.26

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to
   average net assets                     0.48 3,4    0.50       0.50       0.50       0.50       0.50

Expense reductions reflected in
   above ratio                            0.03 3      0.10       0.11       0.21       0.45       0.52

Ratio of net investment income
   to average net assets                  5.53 3      4.62       4.91       5.01       4.87       5.17

Net assets, end of period ($ x 1,000)  137,486     119,612     78,266     47,968     27,431     16,912


1 For the six months ended June 30, 2000 (Unaudited).

2 Not annualized.

3 Annualized.

4 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.


See accompanying Notes to Financial Statements.

                                ----------------
                                       9

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000  (UNAUDITED)
(ALL DOLLAR  AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED)

1. DESCRIPTION OF THE FUND

The Schwab Money Market Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no-load, open-end, investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY   VALUATION  --  Investments  are  stated  at  amortized  cost,   which
approximates market value.

SECURITY TRANSACTIONS AND INTEREST INCOME -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party repurchase agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

As of December 31, 1999, the unused capital loss carryforwards for federal income tax purposes with expiration dates, were as follows:


           EXPIRING IN:
           ------------------
           12/31/05                 $ 1
           12/31/06                 $ 3
           12/31/07                 $10
                                    ---
           Total capital
             loss carryforward      $14
                                    ===

                                ----------------

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on the next $9 billion, 0.32% on the next $10 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999, the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion of average daily net assets, 0.40% on the next $7 billion, 0.37% on the next $10 billion of average daily net assets, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the six month period ended June 30, 2000 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers or directors of the investment adviser. During the six month period ended June 30, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $6 related to the trusts unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2001, the fund's net operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses. For the six month period ended June 30, 2000, the total of such fees and expenses reduced by the investment adviser was $22.



                                ----------------

                                ----------------
SCHWAB MONEY MARKET PORTFOLIO
PROXY VOTING RESULTS

A special meeting of the shareholders of the Schwab Annuity Portfolios was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                                  NUMBER OF       NUMBER OF
                                              SHARES VOTED FOR SHARES WITHHELD
                                              ---------------- -----------------
          Charles R. Schwab                      125,968,273        1,733,505
          Mariann Byerwalter                     125,568,665        2,133,113
          Jeremiah H. Chafkin                    125,620,059        2,081,719
          Donald F. Dorward                      123,479,638        4,222,140
          William A. Hasler                      123,430,400        4,271,378
          Robert G. Holmes                       123,479,638        4,222,140
          Steven L. Scheid                       125,916,879        1,784,899
          Gerald B. Smith                        123,481,793        4,219,985
          Donald R. Stephens                     125,619,640        2,082,138
          Michael W. Wilsey                      125,568,246        2,133,532


PROPOSAL 2A1

To approve changes to restrictions regarding borrowing.


                                           # OF SHARES VOTED
                                           -----------------
          For                                    105,384,434
          Against                                  5,057,125
          Abstain (includes broker non-votes)     10,096,974

PROPOSAL 2A2

To approve changes to restrictions regarding lending.



                                           # OF SHARES VOTED
                                           -----------------
          For                                    103,249,538
          Against                                  7,203,317
          Abstain (includes broker non-votes)     10,096,974

PROPOSAL 2A3

To approve changes to restrictions regarding the issuance of senior securities and pledging, mortgaging or hypothecating fund assets.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    103,294,721
          Against                                  6,130,221
          Abstain (includes broker non-votes)     11,113,592

                                ----------------

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 2B

To approve changes to restrictions regarding diversification.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    104,751,872
          Against                                  6,017,264
          Abstain (includes broker non-votes)      9,780,694

PROPOSAL 2C

To approve changes to restrictions regarding investments in "unseasoned issuers".

                                           # OF SHARES VOTED
                                           -----------------
          For                                    102,187,738
          Against                                  7,564,781
          Abstain (includes broker non-votes)     10,786,015


PROPOSAL 2D

To approve changes to restrictions regarding investments in restricted or illiquid securities.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    101,950,528
          Against                                  7,485,710
          Abstain (includes broker non-votes)     11,113,592

PROPOSAL 2E

To approve changes to restrictions regarding investments in securities of other investment companies.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    103,136,581
          Against                                  6,299,657
          Abstain (includes broker non-votes)     11,113,592

PROPOSAL 2F

To approve changes to restrictions regarding the beneficial ownership of securities by fund officers and trustees.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    106,129,953
          Against                                  3,622,566
          Abstain (includes broker non-votes)     10,786,015


                                ----------------

                                ----------------

SCHWAB MONEY MARKET PORTFOLIO
PROXY VOTING RESULTS (CONTINUED)


PROPOSAL 2G

To approve changes to restrictions regarding industry concentration.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    103,644,889
          Against                                  6,118,925
          Abstain (includes broker non-votes)     10,786,015

PROPOSAL 2H

To approve changes to restrictions regarding investments in commodities, futures contracts and real estate.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    101,656,732
          Against                                  8,389,370
          Abstain (includes broker non-votes)     10,503,192


PROPOSAL 2I

To approve changes to restrictions regarding the underwriting of securities.


                                           # OF SHARES VOTED
                                           -----------------
          For                                    104,898,611
          Against                                  4,763,436
          Abstain (includes broker non-votes)     10,875,952

PROPOSAL 2J

To approve changes to restrictions regarding control of an issuer.

                                           # OF SHARES VOTED
                                           -----------------
          For                                    104,537,253
          Against                                  4,898,985
          Abstain (includes broker non-votes)     11,113,592


PROPOSAL 2K

To approve changes to restrictions regarding purchases of oil, gas, or mineral interests.


                                           # OF SHARES VOTED
                                           -----------------
          For                                    104,977,787
          Against                                  5,463,772
          Abstain (includes broker non-votes)     10,096,974

                                ----------------

                    THIS SPACE RESERVED FOR YOUR COMMENTS AND
                QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY
                                 TO ASSIST YOU.

                    THIS SPACE RESERVED FOR YOUR COMMENTS AND
                QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY
                                 TO ASSIST YOU.